UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette
Senior Attorney and Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:                                      October 31

Date of reporting period:                                   October 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS.

JOHN HANCOCK

Regional Bank Fund

10.31.2005 Annual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 31

For more information
page 37

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND
AT A GLANCE

The Fund seeks
long-term capital
appreciation with
moderate income
as a secondary
objective by nor-
mally investing at
least 80% of its
assets in stocks of
regional banks and
lending companies,
including commer-
cial and industrial
banks, savings
and loan associa-
tions and bank
holding companies.

Over the last twelve months

▪ The stock market advanced in fits and starts, as it pondered spiking energy prices, rising interest rates and solid economic data.

▪ Banks lagged other financial stocks and the market, as a flattening yield curve crimped margins and bank mergers dried up.

▪ The Fund’s strategy of focusing on regional banks, while successful over the long term, put it at a disadvantage to more broadly diversified financial funds during this period.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
3.0%	Zions Bancorp.
3.0%	TCF Financial Corp.
3.0%	SunTrust Banks, Inc.
2.9%	Cullen/Frost Bankers, Inc.
2.9%	Wachovia Corp.
2.9%	Marshall & Ilsley Corp.
2.9%	U.S. Bancorp.
2.9%	Compass Bancshares, Inc.
2.9%	North Fork Bancorp., Inc.
2.9%	M&T Bank Corp.
As a percentage of net assets on October 31, 2005.

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS M. FINUCANE, PORTFOLIO MANAGERS

MANAGERS’ REPORT

JOHN HANCOCK Regional Bank Fund

The stock market advanced in a choppy fashion over the last 12 months, buffeted by rising short-term interest rates, mixed, but basically solid, economic data and oil prices that rose to historic highs. Throughout the period, investors struggled with concerns that rising rates and energy costs would spark inflation, stall economic growth and hurt corporate profits. The period began in the midst of a strong rally in the fourth quarter of 2004 and became more dicey in 2005 as investors grew increasingly wary. But largely on the strength of the market’s rally in November and December 2004, and brief rallies in the summer on better-than-expected corporate earnings, the market managed to produce a decent return for the period. For the 12 months ending October 31, 2005, the broad market, as measured by the Standard & Poor’s 500 Index returned 8.72% .

Financial stocks as a group kept pace with the broad market, as the Standard & Poor’s 500 Financial Index returned 8.99% . The gains were based primarily on the strength of the investment bankers, asset managers, trust and custody banks. They benefited from the resilient markets that were fertile ground for increased merger and acquisitions activity and debt and equity issuance. Banks were the laggards in an interest rate environment that saw short-term rates rise at the hands of the Federal Reserve, which was intent on preventing inflation. At the same time, longer-term rates, in uncharacteristic fashion, did not move up as much, making for a flattening yield curve. That put pressure on bank margins, as the difference between what banks pay depositors and what they collect from loans shrunk. Life and health insurance companies did well all year as they turned in good results and were viewed as safe havens that had little taint of scandal or negative news headlines.

“Financial stocks as a group kept pace with the broad market...”

Fund performance

For the year ended October 31, 2005, John Hancock Regional Bank Fund’s Class A, Class B and Class C shares posted total returns of 2.61%, 1.90% and 1.90%, respectively, at net asset value. That compared with the 8.98% return of the average financial services fund, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Fund celebrates 20 years

On October 4, 2005, the Fund celebrated its 20-year anniversary, and long-term investors have enjoyed outstanding results. Class B shares, which date back to the Fund’s inception, have generated average annual total returns of 15.88% at net asset value from October 31, 1985 through October 31, 2005. That handily outpaced the 10.67% return of the average equity fund, according to Lipper, Inc. This performance places the Fund in the top 2% of all equity funds for this 20-year period, according to Lipper. Rankings are based on total return versus 424 funds and do not account for sales charges.2

Much has changed since 1985, but the Fund has remained steadfastly consistent. Today, the Fund continues to be led by the same manager, Jim Schmidt, with long-standing associates Tom Finucane and Lisa Welch rounding out the team. Most importantly, the Fund continues to implement the same investment strategy that it has adhered to since its inception. It owns regional banks that have good fundamentals and are selling at attractive valuations, and, as an added plus, could also be potential candidates for merger activity.

“Our trust banks and larger, more diversified banks also helped lift Fund results.”

Regional banks struggle

The long-term results mentioned above were achieved through all kinds of market environments and were not without some down or modest periods, such as this past fiscal year. In the last 12 months, the Fund underperformed its Lipper category and benchmark Standard & Poor’s 500 Financial Index because of the Fund’s focus on regional banks. With a flatter yield curve putting pressure on bank interest margins, regional banks and thrifts in particular sold off after several years of spectacular outperformance. We were also hampered by our underweights in the good-performing

Industry
distribution[3]

Regional
banks -- 65%

Diversified
banks -- 13%

Asset management &
custody banks -- 9%

Thrifts & mortgage
finance -- 6%

Other diversified
financial services --
5%

investment bankers and insurance companies and by not owning any real estate investment trusts.

Select winners and disappointments

We did, however, have a number of names that performed well. Some of the best performers were banks perceived to be asset sensitive -- that is, improving results as interest rates rise. Topping our list were Zions Bancorp., Commerce Bancshares, Inc., Mercantile Bancshares Corp., Cullen-Frost Bankers, Inc. and City National Corp.

Our trust banks and larger, more diversified banks also helped lift Fund results. These included State Street Corp., Mellon Financial Corp. and Northern Trust Corp. PNC Financial Services Group, Inc. while not a trust bank, has more market-sensitive revenues than average because it owns asset manager BlackRock. Some of our larger banks, such as Wachovia Corp. and U.S. Bancorp., did well because of their more diversified revenue stream.

Our individual underperformers were largely banks that suffered earnings shortfalls or had slowdowns in mortgage activity. In this category were Fifth Third Bancorp., TCF Financial Corp., First Horizon National Corp. and North Fork Bancorp., Inc.

Merger slowdown

After a blistering year of bank mergers in 2004, the pace slowed to a crawl this fiscal year, with only three that involved Fund holdings -- Hibernia Corp., which was bought by Capital One; MBNA Corp., which signed a deal to be purchased by Bank of America Corp. and Hudson United Bancorp., which is being taken over by TD Banknorth. The main reasons for the merger slowdown are lofty valuations at smaller banks that have sparked unrealistic price expectations among sellers, at the same time many potential buyers are otherwise occupied integrating previous mergers. We’ve been through periods like this before, and over time price expectations adjust and mergers ramp up. It is also likely that the expense difficulties of complying with Sarbanes-Oxley will create additional incentives for small banks to consider merging.

“...we remain convinced that the merger trend that was one of the key drivers of this fund’s birth remains in place.”
Outlook

We remain cautiously optimistic in the near term on the prospects for financial stocks. Going into next year, higher interest rates, elevated oil prices and a slower economy could lead to some concerns. Currently, banking industry fundamentals are so good, with the percentage of bad loans very low, commercial loan activity growing and profitability very high, that it would not be unrealistic to expect somewhat of a downturn in the recent high growth rate in earnings. Despite these short-term challenges, we remain convinced that the merger trend that was one of the key drivers of this fund’s birth remains in place.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 Source, Lipper, Inc. Regional Bank Fund Class B shares ranked 1,075 out of 11,094 funds, 935 out of 6,628, 395 out of 2,342 funds and 7 out of 424 funds for 1-, 5-, 10-, and 20-years, respectively.

3 As a percentage of net assets on October 31, 2005.

A LOOK AT PERFORMANCE For the period ended October 31, 2005

	Class A	Class B	Class C
Inception date	1-3-92	10-4-85	3-1-99

Average annual returns with maximum sales charge (POP)
One year	–2.53%	–2.70%	0.98%

Five years	9.24	9.32	9.59

Ten years	11.64	11.60	--

Since inception	--	--	5.70

Cumulative total returns with maximum sales charge (POP)
One year	–2.53	–2.70	0.98

Five years	55.55	56.14	58.10

Ten years	200.61	199.55	--

Since inception	--	--	44.71

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1
Period beginning	10-31-95	3-1-99

Regional Bank Fund	$29,955	$14,471

Index 1	24,429	10,806

Index 2	36,267	14,354

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B and Class C shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Standard & Poor’s 500 Index -- Index 1 -- is an unmanaged index that includes 500 widely traded common stocks.

Standard & Poor’s 500 Financial Index -- Index 2 -- is an unmanaged index designed to measure the financial sector of the S&P 500.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

▪ Transaction costs which include sales charges (loads) on
    purchases or redemptions (varies by share class), minimum
   account fee charge, etc.
▪ Ongoing operating expenses including management
   fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating
expenses here.

Actual expenses/actual returns
This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,053.20	$6.78
Class B	1,049.40	10.35
Class C	1,049.40	10.35

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,018.60	$6.66
Class B	1,015.10	10.18
Class C	1,015.10	10.18

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.31%, 2.01% and 2.01% for Class A, Class B and Class C, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS Securities owned by the Fund on October 31, 2005

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 98.38%		$2,110,137,897
(Cost $731,376,490)
Asset Management & Custody Banks 8.84%		189,499,924

Bank of New York Co., Inc. (The) (NY)	1,948,898	60,981,018

Mellon Financial Corp. (PA)	1,716,554	54,397,596

Northern Trust Corp. (IL)	252,500	13,534,000

State Street Corp. (MA)	1,097,000	60,587,310
Consumer Finance 0.23%		4,858,300

MBNA Corp. (DE)	190,000	4,858,300
Diversified Banks 12.62%		270,720,854

Bank of America Corp. (NC)	1,285,770	56,239,580

Comerica, Inc. (MI)	165,697	9,573,973

Toronto-Dominion Bank (The) (Canada)	448,310	21,209,546

U.S. Bancorp. (MN)	2,114,987	62,561,315

Wachovia Corp. (NC)	1,250,977	63,199,358

Wells Fargo & Co. (CA)	962,410	57,937,082
Other Diversified Financial Services 5.20%		111,588,747

Citigroup, Inc. (NY)	1,122,290	51,378,436

JPMorgan Chase & Co. (NY)	1,644,192	60,210,311
Regional Banks 65.31%		1,400,866,683

Alabama National Bancorp. (AL)	129,600	8,382,528

AmSouth Bancorp. (AL)	1,131,910	28,558,089

BB&T Corp. (NC)	1,026,432	43,459,131

BOK Financial Corp. (OK)	123,500	5,436,470

Bryn Mawr Bank Corp. (PA)	337,800	7,107,988

Cardinal Financial Corp. (VA)	248,800	2,515,368

Cascade Bancorp. (OR)	30,604	697,771

Chittenden Corp. (VT)	1,094,357	31,484,651

City Holding Co. (WV)	112,756	4,131,380

City National Corp. (CA)	535,800	39,317,004

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Regional Banks (continued)

CoBiz, Inc. (CO)	127,750	$2,265,007

Colonial BancGroup, Inc. (The) (AL)	735,100	17,899,685

Columbia Bancorp. (OR)	35,250	740,250

Columbia Banking System, Inc. (WA)	65,680	1,898,809

Commerce Bancshares, Inc. (MO)	1,026,662	54,546,552

Commercial Bankshares, Inc. (FL)	284,456	10,098,188

Community Bancorp. (NV) (I)	28,330	924,691

Compass Bancshares, Inc. (AL)	1,278,125	62,321,375

Cullen/Frost Bankers, Inc. (TX)	1,196,550	63,201,771

Dearborn Bancorp., Inc. (MI) (I)	113,038	2,831,602

Eurobancshares, Inc. (Puerto Rico) (I)	238,170	2,481,731

F.N.B. Corp. (PA)	290,257	5,201,405

Fifth Third Bancorp. (OH)	1,333,727	53,575,814

First Horizon National Corp. (TN)	1,314,800	50,856,464

First Midwest Bancorp., Inc. (IL)	121,000	4,600,420

First Republic Bank (CA)	260,614	9,879,877

First State Bancorp. (NM)	15,000	334,650

FirstMerit Corp. (OH)	8,550	225,463

Fulton Financial Corp. (PA)	1,253,080	21,064,275

Glacier Bancorp., Inc. (MT)	19,000	560,120

Greene County Bancshares, Inc. (TN)	53,000	1,407,680

Hancock Holding Co. (MS)	475,094	16,946,603

Hibernia Corp. (Class A) (LA)	489,300	14,517,531

Hudson United Bancorp. (NJ)	398,759	16,536,536

Independent Bank Corp. (MA)	735,000	22,042,650

Independent Bank Corp. (MI)	279,300	7,985,187

KeyCorp (OH)	723,934	23,339,632

Lakeland Financial Corp. (IN)	18,000	741,420

M&T Bank Corp. (NY)	570,153	61,337,060

Marshall & Ilsley Corp. (WI)	1,456,389	62,566,471

MB Financial, Inc. (IL)	323,650	12,062,436

Mercantile Bankshares Corp. (MD)	918,050	51,741,298

Midwest Banc Holdings, Inc. (IL)	35,650	799,986

National City Corp. (OH)	1,685,212	54,314,383

North Fork Bancorp., Inc. (NY)	2,425,831	61,470,558

Oriental Financial Group, Inc. (Puerto Rico)	56,765	705,021

Placer Sierra Bancshares (CA)	39,450	1,061,994

PNC Financial Services Group, Inc. (PA)	859,900	52,204,529

Prosperity Bancshares, Inc. (TX)	104,000	3,170,960

Provident Bankshares Corp. (MD)	164,389	5,730,601

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

Issuer	Shares	Value
Regional Banks (continued)

Regions Financial Corp. (AL)	388,100	$12,632,655

Republic Bancorp., Inc. (MI)	136,400	1,861,860

Sandy Spring Bancorp., Inc. (MD)	14,000	493,500

Seacoast Banking Corp. of Florida (FL)	548,790	12,545,339

Sky Financial Group, Inc. (OH)	261,000	7,328,880

SNB Bancshares, Inc. (TX) (I)	255,660	2,812,260

South Financial Group, Inc. (The) (SC)	36,200	998,034

Southcoast Financial Corp. (SC) (I)	99,100	2,279,300

Southwest Bancorp., Inc. (OK)	102,000	2,387,820

State National Bancshares, Inc. (TX) (I)	28,420	696,290

Sterling Bancshares, Inc. (TX)	434,145	6,421,005

SunTrust Banks, Inc. (GA)	876,337	63,516,906

Susquehanna Bancshares, Inc. (PA)	508,693	11,745,721

Taylor Capital Group, Inc. (IL)	71,250	2,931,225

TCF Financial Corp. (MN)	2,347,884	63,627,656

TD Banknorth, Inc. (ME)	1,071,114	30,837,372

Texas Regional Bancshares, Inc. (Class A) (TX)	827,125	24,259,576

Texas United Bancshares, Inc. (TX)	127,900	2,550,313

TriCo Bancshares (CA)	655,150	14,786,736

Trustmark Corp. (MS)	167,000	4,682,680

UnionBanCal Corp. (CA)	259,800	17,791,104

Virginia Commerce Bancorp., Inc. (VA) (I)	45,827	1,260,243

Virginia Financial Group, Inc. (VA)	55,629	2,040,472

Westamerica Bancorp. (CA)	433,075	23,087,228

Western Alliance Bancorp. (NV) (I)	52,620	1,465,467

Whitney Holding Corp. (LA)	547,730	14,788,710

Zions Bancorp. (UT)	867,800	63,757,266
Thrifts & Mortgage Finance 6.18%		132,603,389

Astoria Financial Corp. (NY)	528,050	14,758,998

Countrywide Financial Corp. (CA)	272,998	8,673,146

Hudson City Bancorp., Inc. (NJ)	940,490	11,135,402

MAF Bancorp., Inc. (IL)	301,743	12,534,404

New York Community Bancorp., Inc. (NY)	125,000	2,021,250

Sovereign Bancorp., Inc. (PA)	80,000	1,725,600

Washington Federal, Inc. (WA)	1,126,098	25,888,993

Washington Mutual, Inc. (WA)	1,364,111	54,018,796

Webster Financial Corp. (CT)	40,000	1,846,800

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 1.27%			$27,149,000
(Cost $27,149,000)
Joint Repurchase Agreement 1.27%			27,149,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05
due 11-01-05 (secured by U.S. Treasury Inflation
Indexed Note 0.875% due 4-15-10 and 1.875%
due 7-15-13)	3.94%	$27,149	27,149,000

Total investments 99.65%			$2,137,286,897

Other assets and liabilities, net 0.35%			$7,551,597

Total net assets 100.00%			$2,144,838,494

(I)	Non-income-producing security.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

ASSETS AND
LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $758,525,490)	$2,137,286,897
Cash	2,131,002
Receivable for investments sold	9,405,255
Receivable for shares sold	256,997
Dividends and interest receivable	4,200,424
Other assets	205,302
Total assets	2,153,485,877

Liabilities
Payable for investments purchased	2,130,650
Payable for shares repurchased	4,095,794
Payable to affiliates
Management fees	1,334,928
Distribution and service fees	127,333
Other	486,360
Other payables and accrued expenses	472,318
Total liabilities	8,647,383

Net assets
Capital paid-in	548,805,605
Accumulated net realized gain on investments	213,881,147
Net unrealized appreciation of investments	1,378,761,407
Accumulated net investment income	3,390,335
Net assets	$2,144,838,494

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($1,716,732,711 ÷ 41,107,210 shares)	$41.76
Class B ($384,669,339 ÷ 9,294,791 shares)	$41.39
Class C ($43,436,444 ÷ 1,049,450 shares)	$41.39

Maximum offering price per share
Class A1 ($41.76 ÷ 95%)	$43.96

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the year ended October 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends (net of foreign withholding taxes of $78,216)	$67,488,199
Interest	830,896
Total investment income	68,319,095

Expenses
Investment management fees	17,509,537
Class A distribution and service fees	5,146,747
Class B distribution and service fees	5,682,313
Class C distribution and service fees	485,362
Transfer agent fees	4,776,166
Accounting and legal services fees	551,942
Custodian fees	352,948
Printing	297,459
Miscellaneous	129,477
Trustees’ fees	124,834
Professional fees	82,115
Registration and filing fees	62,340
Compliance fees	47,185
Interest	2,662
Total expenses	35,251,087
Net investment income	33,068,008

Realized and unrealized gain (loss)
Net realized gain on investments	245,072,607
Change in net unrealized appreciation
(depreciation) of investments	(225,686,045)
Net realized and unrealized gain	19,386,562
Increase in net assets from operations	$52,454,570

See notes to financial statements.

F I N A N C I A L    S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net investment income	$27,878,582	$33,068,008
Net realized gain	251,977,455	245,072,607
Change in net unrealized
appreciation (depreciation)	42,174,602	(225,686,045)
Increase in net assets
resulting from operations	322,030,639	52,454,570
Distributions to shareholders
From net investment income
Class A	(18,974,588)	(28,322,747)
Class B	(7,219,395)	(4,923,698)
Class C	(360,499)	(452,224)
From net realized gain
Class A	(74,105,496)	(148,426,758)
Class B	(75,072,870)	(71,341,211)
Class C	(3,429,590)	(4,733,589)
	(179,162,438)	(258,200,227)
From Fund share transactions	(186,361,392)	(172,816,785)

Net assets
Beginning of period	2,566,894,127	2,523,400,936
End of period[1]	$2,523,400,936	$2,144,838,494

1 Includes accumulated net investment income of $4,034,481 and $3,390,335, respectively.

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

FINANCIAL
HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$41.44	$40.09	$37.81	$42.80	$45.33
Net investment income[1]	0.60	0.45	0.53	0.61	0.68
Net realized and unrealized
gain on investments	2.04	2.55	7.10	5.07	0.52
Total from
investment operations	2.64	3.00	7.63	5.68	1.20
Less distributions
From net investment income	(0.60)	(0.46)	(0.52)	(0.58)	(0.69)
From net realized gain	(3.39)	(4.82)	(2.12)	(2.57)	(4.08)
	(3.99)	(5.28)	(2.64)	(3.15)	(4.77)
Net asset value, end of period	$40.09	$37.81	$42.80	$45.33	$41.76
Total return[2] (%)	6.90	7.50	21.67	14.13	2.61

Ratios and supplemental data
Net assets, end of period
(in millions)	$797	$930	$1,214	$1,587	$1,717
Ratio of expenses
to average net assets (%)	1.28	1.35	1.39	1.34	1.33
Ratio of net investment income
to average net assets (%)	1.42	1.14	1.43	1.44	1.62
Portfolio turnover (%)	23	7	2	5	3

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$41.20	$39.84	$37.55	$42.48	$44.96
Net investment income[1]	0.31	0.19	0.26	0.30	0.35
Net realized and unrealized
gain on investments	2.02	2.52	7.06	5.04	0.55
Total from
investment operations	2.33	2.71	7.32	5.34	0.90
Less distributions
From net investment income	(0.30)	(0.18)	(0.27)	(0.29)	(0.39)
From net realized gain	(3.39)	(4.82)	(2.12)	(2.57)	(4.08)
	(3.69)	(5.00)	(2.39)	(2.86)	(4.47)
Net asset value, end of period	$39.84	$37.55	$42.48	$44.96	$41.39
Total return[2] (%)	6.15	6.77	20.83	13.32	1.90

Ratios and supplemental data
Net assets, end of period
(in millions)	$1,900	$1,491	$1,298	$885	$385
Ratio of expenses
to average net assets (%)	1.98	2.03	2.09	2.04	2.03
Ratio of net investment income
to average net assets (%)	0.73	0.46	0.72	0.70	0.84
Portfolio turnover (%)	23	7	2	5	3

See notes to financial statements.

F I N A N C I A L    H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$41.20	$39.84	$37.56	$42.48	$44.96
Net investment income[1]	0.30	0.17	0.27	0.30	0.37
Net realized and unrealized
gain on investments	2.03	2.54	7.04	5.04	0.53
Total from
investment operations	2.33	2.71	7.31	5.34	0.90
Less distributions
From net investment income	(0.30)	(0.17)	(0.27)	(0.29)	(0.39)
From net realized gain	(3.39)	(4.82)	(2.12)	(2.57)	(4.08)
	(3.69)	(4.99)	(2.39)	(2.86)	(4.47)
Net asset value, end of period	$39.84	$37.56	$42.48	$44.96	$41.39
Total return[2] (%)	6.15	6.78	20.79	13.32	1.90

Ratios and supplemental data
Net assets, end of period
(in millions)	$39	$38	$56	$52	$43
Ratio of expenses
to average net assets (%)	1.98	2.05	2.09	2.04	2.03
Ratio of net investment income
to average net assets (%)	0.71	0.44	0.72	0.72	0.90
Portfolio turnover (%)	23	7	2	5	3

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

See notes to financial statements.

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Regional Bank Fund (the “Fund”) is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the close of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into

U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctua-tions are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit, and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. During the year ended October 31, 2004, the tax character of distributions paid was as follows: ordinary income $35,202,525 and long-term capital gain $143,959,913. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $33,818,563 and long-term capital gain $224,381,664. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, the components of distributable earnings on a tax basis included $7,048,169 of undistributed ordinary income and $210,655,876 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee
and transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $889,974 with regard to sales of Class A shares. Of this amount, $140,529 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $644,036 was paid as sales commissions to unrelated broker-dealers and $105,409 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent,

22

John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $675,098 for Class B and $10,450 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . There were no transfer agent fee reductions during the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $551,942. The Fund also paid the Adviser the amount of $492 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

Mr. James R. Boyle is an officer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

23

Note C
Fund share transactions

This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	10,066,889	$426,492,225	10,521,570	$439,753,813
Distributions reinvested	2,065,209	84,727,581	3,796,564	160,816,291
Repurchased	(5,478,366)	(232,463,550)	(8,215,889)	(341,259,743)
Net increase	6,653,732	$278,756,256	6,102,245	$259,310,361

Class B shares
Sold	1,153,194	$48,973,779	591,520	$24,869,309
Distributions reinvested	1,861,609	75,455,944	1,650,260	69,603,289
Repurchased	(13,884,088)	(583,163,888)	(12,630,471)	(522,598,447)
Net decrease	(10,869,285)	($458,734,165)	(10,388,691)	($428,125,849)

Class C shares
Sold	340,370	$14,434,998	202,737	$8,459,997
Distributions reinvested	88,721	3,597,292	115,447	4,863,884
Repurchased	(584,153)	(24,415,773)	(421,145)	(17,325,178)
Net decrease	(155,062)	($6,383,483)	(102,961)	($4,001,297)

Net decrease	(4,370,615)	($186,361,392)	(4,389,407)	($172,816,785)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $61,712,230 and $451,201,524, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $758,787,422. Gross unrealized appreciation and depreciation of investments aggregated $1,381,092,035 and $2,592,560, respectively, resulting in net unrealized appreciation of $1,378,499,475. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $30,639,647, a decrease in accumulated net investment income of $13,485 and an increase in capital paid-in of $30,653,132. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and organization cost. The calculation of net investment income per share in the Fund’s Financial Highlights excludes these adjustments.

24

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 49,245,283 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	48,411,941	833,342
Richard P. Chapman, Jr.	48,384,973	860,310
William H. Cunningham	48,425,480	819,803
Ronald R. Dion	48,387,864	857,419
Charles L. Ladner	48,431,667	813,616
Dr. John A. Moore	48,401,464	843,819
Patti McGill Peterson	48,422,243	823,040
Steven R. Pruchansky	48,415,165	830,118
James A. Shepherdson*	48,379,448	847,835
* Mr. James A. Shepherdson resigned effective July 15, 2005.

25

AUDITORS’ REPORT Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Regional Bank Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Regional Bank Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 14, 2005

26

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund has designated distributions to shareholders of $255,024,258 as a capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2005, 100.00% of the dividends qualify for the corporate dividends-received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

27

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Regional Bank Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust II (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Regional Bank Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the

Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark

28

indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was consistently higher than or not appreciably below the median and average performance of its Universe and the performance of one of its benchmark indexes, the S&P Financial Index, for the time periods under review. The Board also noted that the Fund’s performance was consistently higher than the performance of its other benchmark index, the Lipper Financial Services Funds Index, for the time periods under review.

Investment advisory fee
rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was lower than the Peer Group’s and Universe’s median total operating expense ratio. The Board also noted that the Fund’s total operating expense ratio has been historically lower than the median total operating expense ratio of its Universe.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about
services to other clients

The Board also received information about the

29

nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to
the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and
broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

30

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	1996	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

31

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank – Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	1991	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	1993	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

32

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1992
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments –
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments – Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

33

Notes to Trustees and Officers pages
The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
The Statement of Additional Information of the Fund includes additional information about members of the
Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
[1] Each Trustee serves until resignation, retirement age or until his or her successor is elected.
[2] Member of Audit Committee.
[3] Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

34

OUR FAMILY OF FUNDS

Equity	Balanced Fund
Classic Value Fund
Core Equity Fund
Focused Equity Fund
Growth Trends Fund
International Fund
Large Cap Equity Fund
Large Cap Growth Fund
Large Cap Select Fund
Mid Cap Growth Fund
Multi Cap Growth Fund
Small Cap Equity Fund
Small Cap Growth Fund
Sovereign Investors Fund
U.S. Global Leaders Growth Fund

Asset Allocation and	Allocation Growth + Value Portfolio
Lifestyle Portfolios	Allocation Core Portfolio
Lifestyle Aggressive Portfolio
Lifestyle Growth Portfolio
Lifestyle Balanced Portfolio
Lifestyle Moderate Portfolio
Lifestyle Conservative Portfolio

Sector	Biotechnology Fund
Financial Industries Fund
Health Sciences Fund
Real Estate Fund
Regional Bank Fund
Technology Fund

Income	Bond Fund
Government Income Fund
High Yield Fund
Investment Grade Bond Fund
Strategic Income Fund

Tax-Free Income	California Tax-Free Income Fund
High Yield Municipal Bond Fund
Massachusetts Tax-Free Income Fund
New York Tax-Free Income Fund
Tax-Free Bond Fund

Money Market	Money Market Fund
U.S. Government Cash Reserve

For more complete information on any John Hancock Fund and a prospectus, which includes charges and expenses, call your financial professional, or John Hancock Funds at 1-800-225-5291. Please read the prospectus carefully before investing or sending money.

35

ELECTRONIC DELIVERY Now available from John Hancock Funds

Instead of sending annual and semiannual reports and prospectuses through the U.S. mail, we’ll notify you by e-mail when these documents are available for online viewing.

How does electronic delivery benefit you?

▪  No more waiting for the mail to arrive; you’ll receive an
    e-mail notification as soon as the document is ready for
    online viewing.
▪ Reduces the amount of paper mail you receive from
   John Hancock Funds.
▪ Reduces costs associated with printing and mailing.

Sign up for electronic delivery today at www.jhfunds.com/edelivery

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	PricewaterhouseCoopers LLP
	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291
1-800-554-6713 (TDD)
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery
www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Regional Bank Fund.

0100A 10/05 12/05

JOHN HANCOCK

Small Cap Equity Fund

10.31.2005 Annual Report

JOHN HANCOCK FUNDS

Your fund at a glance

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 15

Trustees & officers
page 37

For more information
page 41

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of Trustee, President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end mutual funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September of 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its further growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein, President and Chief Executive Officer

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

YOUR FUND AT A GLANCE The Fund seeks capi- tal appreciation by normally investing at least 80% of its assets in equity securities of small- capitalization companies in the range of the Russell 2000 Index.

Over the last twelve months

* Small-cap stocks led a broad advance in the stock market, which posted double-digit gains despite some significant volatility.

* The portfolio outperformed its benchmark and peer group thanks to prudent stock selection, especially in the industrial and energy sectors.

* Health care and financial stocks also contributed favorably to results, while information technology detracted from performance.

Total returns for the Fund are at net asset value with all distributions reinvested. These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
2.8%	Euronet Worldwide, Inc.
2.6%	Intermagnetics General Corp.
2.4%	Measurement Specialties, Inc.
2.2%	Medis Technologies Ltd.
2.2%	Headwaters, Inc.
2.1%	Imax Corp.
1.8%	Oshkosh Truck Corp.
1.8%	ResMed, Inc.
1.8%	FormFactor, Inc.
1.8%	Raven Industries, Inc.
As a percentage of net assets on October 31, 2005.

1

BY ALAN E. NORTON, CFA, AND HENRY E. MEHLMAN, CFA, PORTFOLIO MANAGERS

MANAGERS’ REPORT

JOHN HANCOCK Small Cap Equity Fund

The year ended October 31, 2005 was an eventful period for the stock market, with a number of twists and turns. In the end, though, most of the major stock indexes posted double-digit gains for the one-year period. Small-cap stocks outperformed the broader market.

A series of noteworthy subplots led to several sizable swings in the market’s direction. Stocks finished 2004 on a strong note, rallying sharply during the last two months of the year. But the market gave back most of those gains in early 2005 as soaring energy prices and a series of short-term interest rate hikes by the Federal Reserve led to concerns about a slowdown in the economy and corporate earnings growth.

However, corporate profits turned out to be surprisingly strong overall, and economic data also came in better than expected, sparking a stock market rebound that lasted through much of the summer. Then came the hurricanes that wreaked havoc on the Gulf Coast and the subsequent surge in oil prices to more than $70 a barrel, which put a damper on investor confidence and sent stocks back down.

“Small-cap stocks outperformed
  the broader market.”

Despite the disappointing finish to the one-year period, the market’s overall performance was positive. The small-cap Russell 2000 Index returned 12.08%, ahead of the 8.72% return of the large-cap Standard & Poor’s 500 Index. Value stocks continued to outpace growth-oriented issues -- in the small-cap segment of the market, the Russell 2000 Growth Index returned 10.91%, while the Russell 2000 Value Index returned 13.04% .

Fund performance and strategy

For the year ended October 31, 2005, John Hancock Small Cap Equity Fund’s Class A, Class B, Class C, Class I and Class R shares posted total returns of 15.07%, 14.24%, 14.24%, 15.70% and

2

15.04%, respectively, at net asset value. These results outpaced the 11.80% return of the average small-cap growth fund, according to Lipper Inc.1 and also surpassed the Russell 2000 Index. Keep in mind that your net asset value return will differ from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

It’s also worth noting that the Fund’s three-year average annual return of 20.50% outpaced the 17.40% average annual return of the Lipper peer group average. We believe that our success over the past three years -- which covers our tenure as managers of the Fund -- was the result of strict adherence to our balanced, disciplined investment strategy. We strive for a well-diversified portfolio of high-quality small-cap companies with seasoned management teams, dominant market positions, strong balance sheets, superior profit margins and consistent earnings growth. We also look to take advantage of valuation opportunities, which is especially valuable in a volatile market environment.

A diversified list of winners

Our emphasis on bottom-up individual stock selection helped the portfolio navigate the difficult shoals of the past year. While returns in the broader market were driven largely by one or two strong sectors, the portfolio’s top performance contributors derived from a broad cross-section of sectors and industries.

“Our industrial holdings contributed the most to the portfolio’s outperformance of the Russell 2000 Index.”

Our industrial holdings contributed the most to the portfolio’s outperformance of the Russell 2000 Index. One of our investment themes is finding companies that dominate their particular business niche, and Joy Global, Inc. is an excellent example. The company is the world’s top producer of underground coal mining equipment, and the rise in demand for coal as an alternative to oil led to a sharp increase in equipment sales. Consequently, Joy Global’s stock price doubled over the past year.

The energy sector posted the best results in the stock market, and the portfolio’s energy holdings fared even better. The top two contributors in the portfolio were energy stocks -- oilfield

3

Sector
distribution[2]

Industrials -- 24%

Health care -- 19%

Information
technology -- 18%

Financials -- 17%

Consumer
discretionary -- 8%

Energy -- 5%

Materials -- 4%

Telecommunication
services -- 3%

Consumer
staples -- 2%

equipment maker Grant Prideco, Inc. and oil exploration company ATP Oil & Gas Corp. ATP is another leader in its specific market niche -- the company makes deals with big oil companies to develop some of their smaller (and very profitable) oil reserves.

Health care mixed

Although the portfolio’s health care holdings contributed positively to relative results overall, stock selection in the sector was mixed, comprising some of the best and worst performers in the portfolio. On the positive side, ResMed, Inc. was one of the top contributors to performance. The company makes products that treat sleep apnea, which is an underdiagnosed medical condition that can lead to other health problems. Strong global sales and successful new products boosted profits at ResMed.

In contrast, several of the portfolio’s biotechnology stocks hurt relative performance. EPIX Pharmaceuticals, Inc., which makes contrast agents for MRIs, fell as FDA approval of its newest product was delayed. AtheroGenics, Inc. also declined sharply because its main anti-inflammatory drug had a disappointing clinical trial.

Fortunately, these biotech names were relatively small positions within the portfolio, so their negative impact on performance was limited.

Technology faltered

Information technology stocks, one of the larger sector weightings in the portfolio, detracted the most from performance relative to the Russell 2000 Index. Technology was one of the few segments of the portfolio to post a negative return for the one-year period.

4

The most significant detractor from portfolio performance was SeaChange International, Inc. which provides video-on-demand software and storage for cable operators. A slowdown in the company’s domestic business and delays in its international expansion led to a couple of disappointing earnings reports. However, SeaChange has a strong balance sheet andexcellent growth potential, particularly in the telecom sector, so we intend to remain patient with the stock.

“We intend to maintain the portfolio’s diversification and balanced sector weightings.”

Outlook

We believe the prospects for the small-cap segment of the stock market look promising. The economy appears to be healthy enough for companies with strong products and good execution to deliver solid growth rates.

We intend to maintain the portfolio’s diversification and balanced sector weightings. Although we do not plan to make any significant sector bets, we are trying to capitalize on a number of secular trends that represent attractive investment opportunities. These include medical advancements, infrastructure rebuilding, outsourcing and innovation in consumer electronics.

This commentary reflects the views of the portfolio managers through the end of the Fund’s period discussed in this report. The managers’ statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

See the prospectus for the risks of investing in small-cap stocks.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1	Class R1
Inception date	1-3-94	1-3-94	5-1-98	8-15-01	8-5-03

Average annual returns with maximum sales charge (POP)
One year	9.35%	9.24%	13.24%	15.70%	15.04%

Five years	–1.06	–1.10	–0.74	--	--

Ten years	10.81	10.75	--	--	--

Since inception	--	--	7.24	0.37	19.05

Cumulative total returns with maximum sales charge (POP)
One year	9.35	9.24	13.24	15.70	15.04

Five years	–5.19	–5.39	–3.64	--	--

Ten years	179.00	177.72	--	--	--

Since inception	--	--	68.97	1.56	47.74

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I and Class R shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

1For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

6

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

	Class B1	Class C1	Class I2	Class R2
Period beginning	10-31-95	5-1-98	8-15-01	8-5-03

Small Cap Equity Fund	$27,772	$16,897	$10,156	$14,774

Index 1	24,851	14,666	14,235	14,499

Index 2	32,128	17,761	15,458	15,392

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C, Class I and Class R shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 2000 Index -- Index 1 -- is an unmanaged index composed of 2,000 U.S. small-capitalization stocks.

Standard & Poor’s SmallCap 600 Index -- Index 2 -- is an unmanaged index of 600 U.S. small-sized companies.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

1 No contingent deferred sales charge applicable.

2 For certain types of investors as described in the Fund’s Class I and Class R share prospectuses.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

*  Transaction costs which include sales charges (loads) on
   purchases or redemptions (varies by share class), minimum
   account fee charge, etc.

*  Ongoing operating expenses including management
   fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,175.80	$7.62
Class B	1,171.70	11.40
Class C	1,171.70	11.40
Class I	1,178.90	4.80
Class R	1,176.20	7.78

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
on 4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,018.20	$7.06
Class B	1,014.70	10.58
Class C	1,014.70	10.58
Class I	1,020.80	4.45
Class R	1,018.06	7.21

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.38%, 2.08%, 2.08%, 0.87% and 1.42% for Class A, Class B, Class C, Class I and Class R, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L    S TAT E M E N T S

FUND’S INVESTMENTS

Securities owned by the Fund on October 31, 2005

This schedule is divided into three main categories: common stocks, warrants and short-term investments. Common stocks and warrants are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Issuer	Shares	Value

Common stocks 99.71%		$426,889,005
(Cost $344,782,019)
Aerospace & Defense 1.08%		4,646,218

Argon ST, Inc. (I)	175,329	4,646,218
Apparel Retail 0.79%		3,365,500

J. Jill Group, Inc. (I)	265,000	3,365,500
Biotechnology 1.66%		7,109,850

AtheroGenics, Inc. (I)	155,000	2,325,000

Martek Biosciences Corp. (I)	155,000	4,784,850
Broadcasting & Cable TV 0.95%		4,065,030

XM Satellite Radio Holdings, Inc. (Class A) (I)(U)	141,000	4,065,030
Building Products 2.97%		12,699,665

Modtech Holdings, Inc. (I)	574,318	5,817,841

Simpson Manufacturing Co., Inc. (I)	174,400	6,881,824
Casinos & Gaming 1.50%		6,422,000

Alliance Gaming Corp. (I)	400,000	4,324,000

Mikohn Gaming Corp. (I)	200,000	2,098,000
Communications Equipment 1.02%		4,379,329

SeaChange International, Inc. (I)	525,000	3,286,500

Sirenza Microdevices, Inc. (I)	341,509	1,092,829
Computer Hardware 3.54%		15,168,446

Stratasys, Inc. (I)	320,550	7,603,446

Trident Microsystems, Inc. (I)	250,000	7,565,000
Construction, Farm Machinery & Heavy Trucks 3.31%		14,195,610

Joy Global, Inc.	137,400	6,302,538

Oshkosh Truck Corp.	181,200	7,893,072
Construction Materials 2.16%		9,233,600

Headwaters, Inc. (I)(U)	290,000	9,233,600

See notes to financial statements.

10

	F I N A N C I A L	S TAT E M E N T S

Issuer	Shares	Value
Consumer Finance 1.48%		$6,327,400

Infinity Property & Casualty Corp.	170,000	6,327,400
Diversified Chemicals 0.68%		2,907,800

American Vanguard Corp.	140,000	2,907,800
Diversified Commercial Services 2.82%		12,066,450

Quixote Corp.	225,000	4,547,250

Universal Technical Institute, Inc. (I)	240,000	7,519,200
Diversified Financial Services 5.12%		21,941,800

Asset Acceptance Capital Corp. (I)	145,000	3,841,050

Euronet Worldwide, Inc. (I)	425,000	11,942,500

FTI Consulting, Inc. (I)	225,000	6,158,250
Drug Retail 1.67%		7,153,655

Matrixx Initiatives, Inc. (I)	427,339	7,153,655
Electrical Components & Equipment 6.18%		26,459,461

Axsys Technologies, Inc. (I)	125,000	2,371,250

Intermagnetics General Corp. (I)	394,866	11,312,911

KFx, Inc. (I)	240,000	3,496,800

Medis Technologies Ltd. (I)	550,000	9,278,500
Electronic Equipment Manufacturers 7.13%		30,509,399

Cognex Corp.	233,000	6,659,140

FARO Technologies, Inc. (I)	362,300	7,521,348

II-VI, Inc. (I)	329,800	5,877,036

Measurement Specialties, Inc. (I)	437,500	10,451,875
Electronic Manufacturing Services 0.86%		3,690,449

LoJack Corp. (I)	194,132	3,690,449
Employment Services 1.03%		4,405,500

Barrett Business Services, Inc. (I)	165,000	4,405,500
Health Care Equipment 9.70%		41,518,780

BioLase Technology, Inc.	276,800	1,849,024

Cyberonics, Inc. (I)	185,000	5,553,700

Electro-Optical Sciences, Inc. (I)(W)	597,200	3,768,332

EPIX Pharmaceuticals, Inc. (I)	361,257	2,528,799

Kensey Nash Corp. (I)	191,600	4,393,388

Kyphon, Inc. (I)	117,800	4,722,602

ResMed, Inc. (I)	204,800	7,809,024

Somanetics Corp. (I)	150,000	4,578,000

Sonosite, Inc.	214,900	6,315,911

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Health Care Services 2.26%		$9,662,500

Allscripts Healthcare Solutions, Inc. (I)	275,000	4,400,000

HealthExtras, Inc. (I)	250,000	5,262,500
Health Care Supplies 1.83%		7,833,181

ev3, Inc. (I)	171,900	2,576,781

IntraLase Corp. (I)	340,000	5,256,400
Homebuilding 0.97%		4,160,292

Orleans Homebuilders, Inc.	208,850	4,160,292
Industrial Machinery 3.20%		13,682,290

Middleby Corp. (The) (I)	82,000	5,945,000

Raven Industries, Inc.	246,097	7,737,290
Internet Software & Services 4.18%		17,879,427

aQuantive, Inc. (I)(U)	200,000	4,330,000

Infocrossing, Inc. (I)	309,700	2,140,027

Opsware, Inc. (I)	800,000	4,112,000

SafeNet, Inc. (I)	220,000	7,297,400
Life & Health Insurance 1.07%		4,587,217

Scottish Re Group Ltd. (Cayman Islands) (I)	186,852	4,587,217
Movies & Entertainment 2.12%		9,070,000

Imax Corp. (Canada) (I)	1,000,000	9,070,000
Oil & Gas Drilling 1.00%		4,265,425

TETRA Technologies, Inc. (I)	152,500	4,265,425
Oil & Gas Equipment & Services 3.09%		13,248,721

ATP Oil & Gas Corp. (I)(U)	96,700	3,068,291

Grant Prideco, Inc. (I)(U)	125,000	4,861,250

Superior Energy Services, Inc. (I)(U)	261,000	5,319,180
Oil & Gas Exploration & Production 1.24%		5,306,400

KCS Energy, Inc. (I)(U)	220,000	5,306,400
Packaged Foods & Meats 0.50%		2,142,026

Galaxy Nutritional Foods, Inc. (I)(W)	1,364,348	2,142,026
Pharmaceuticals 1.24%		5,310,000

Medicis Pharmaceutical Corp. (Class A)	180,000	5,310,000
Property & Casualty Insurance 1.58%		6,786,000

ProAssurance Corp. (I)	145,000	6,786,000

See notes to financial statements.

12

	F I N A N C I A L	S TAT E M E N T S

Issuer	Shares	Value
Regional Banks 6.41%		$27,462,619

Boston Private Financial Holdings, Inc.	145,000	4,197,750

IBERIABANK Corp.	104,875	5,605,569

Pacific Mercantile Bancorp. (I)	305,000	5,508,300

Umpqua Holdings Corp.	255,000	6,783,000

Wintrust Financial Corp.	100,000	5,368,000
Restaurants 1.03%		4,407,200

Texas Roadhouse, Inc. (Class A) (I)	280,000	4,407,200
Semiconductor Equipment 1.81%		7,755,300

FormFactor, Inc. (I)	315,000	7,755,300
Specialty Chemicals 0.89%		3,822,000

Cabot Microelectronics Corp. (I)	130,000	3,822,000
Specialty Stores 1.41%		6,022,500

Select Comfort Corp. (I)	275,000	6,022,500
Steel 1.26%		5,397,480

Allegheny Technologies, Inc. (I)(U)	188,000	5,397,480
Systems Software 2.13%		9,137,535

Access Integrated Technologies, Inc. (I)	300,000	2,673,000

Concur Technologies, Inc. (I)	478,500	6,464,535
Technology Distributors 1.21%		5,163,450

Global Imaging Systems, Inc. (I)	145,000	5,163,450
Trucking 1.22%		5,211,000

Celadon Group, Inc. (I)	225,000	5,211,000
Wireless Telecommunication Services 2.41%		10,310,500

Radyne ComStream, Inc. (I)	425,000	4,964,000

Spectralink Corp.	425,000	5,346,500

Issuer	Shares	Value

Warrants 0.00%		$0
(Cost $0)
Systems Software 0%		0

Access Integrated Technologies, Inc. (B)	75,000	0

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 0.75%			$3,190,000
(Cost $3,190,000)
Joint Repurchase Agreement 0.75%			3,190,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05
due 11-01-05 (secured by U.S. Treasury Inflation
Indexed Note 0.875% due 4-15-10 and 1.875%
due 7-15-13)	3.94%	$3,190	3,190,000

Total investments 100.46%			$430,079,005

Other assets and liabilities, net (0.46%)			($1,948,649)

Total net assets 100.00%			$428,130,356

(B)	This security is fair valued in good faith under procedures established by the Board of Trustees.

(I)	Non-income-producing security.

(U)	All or a portion of this security is pledged as collateral for written call options.

(W)	Issuer is an affiliate of John Hancock Advisers, LLC.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

14

F I N A N C I A L    S TAT E M E N T S

ASSETS AND
LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments, at value
Unaffiliated issuers (cost $338,929,188)	$424,168,647
Affiliated issuers (cost $9,042,831)	5,910,358
Cash	5
Receivable for investments sold	4,268,132
Receivable for shares sold	640,583
Dividends and interest receivable	10,849
Other assets	23,832
Total assets	435,022,406

Liabilities
Payable for investments purchased	5,317,328
Payable for shares repurchased	680,996
Payable for options written, at value
(premiums received $400,544)	342,000
Payable to affiliates
Management fees	253,130
Distribution and service fees	33,873
Other	133,438
Other payables and accrued expenses	131,285
Total liabilities	6,892,050

Net assets
Capital paid-in	583,064,353
Accumulated net realized loss on investments,
options written, and foreign currency transactions	(237,091,640)
Net unrealized appreciation of investments and
options written	82,165,530
Accumulated net investment loss	(7,887)
Net assets	$428,130,356

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares
authorized with no par value
Class A ($213,788,978 ÷ 10,689,156 shares)	$20.00
Class B ($140,202,004 ÷ 7,468,819 shares)	$18.77
Class C ($47,810,573 ÷ 2,546,688 shares)	$18.77
Class I ($24,631,072 ÷ 1,198,009 shares)	$20.56
Class R ($1,697,729 ÷ 85,072 shares)	$19.96

Maximum offering price per share
Class A1 ($20.00 ÷ 95%)	$21.05

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

15

F I N A N C I A L    S TAT E M E N T S

OPERATIONS

For the year ended
October 31, 2005

This Statement
of Operations
summarizes the
Fund’s investment
income earned and
expenses incurred
in operating the
Fund. It also shows
net gains (losses) for
the period stated.

Investment income
Dividends	$1,471,222
Interest	204,681
Total investment income	1,675,903

Expenses
Investment management fees	3,141,571
Class A distribution and service fees	648,366
Class B distribution and service fees	1,552,538
Class C distribution and service fees	534,064
Class R distribution and service fees	4,894
Class A, B and C transfer agent fees	1,486,348
Class I transfer agent fees	11,452
Class R transfer agent fees	2,029
Printing	115,656
Accounting and legal services fees	105,677
Custodian fees	91,894
Registration and filing fees	65,001
Interest	50,332
Professional fees	47,045
Miscellaneous	31,763
Trustees’ fees	21,698
Compliance fees	9,119
Total expenses	7,919,447
Less expense reductions	(197,902)
Net expenses	7,721,545
Net investment loss	(6,045,642)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments (including $275,497 net realized gain
on sales of investments in affiliated issuers)	54,880,895
Investments sold short	(598,461)
Options written	466,991
Foreign currency transactions	(16,135)
Change in net unrealized appreciation (depreciation) of
Investments	12,976,126
Options written	11,640
Net realized and unrealized gain	67,721,056
Increase in net assets from operations	$61,675,414

See notes to financial statements.

16

F I N A N C I A L   S TAT E M E N T S

CHANGES IN
NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05

Increase (decrease) in net assets
From operations
Net Investment loss	($5,654,181)	($6,045,642)
Net realized gain	43,115,347	54,733,290
Change in net unrealized
appreciation (depreciation)	14,956,057	12,987,766
Increase in net assets
resulting from operations	52,417,223	61,675,414
From Fund share transactions	(94,966,738)	(94,264,866)

Net assets
Beginning of period	503,269,323	460,719,808
End of period[1]	$460,719,808	$428,130,356

1 Includes accumulated net investment loss of $6,828 and $7,887, respectively.

See notes to financial statements

17

F I N A N C I A L   H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$22.07	$16.59	$11.43	$15.61	$17.38
Net investment loss[2]	(0.18)	(0.16)	(0.12)	(0.13)	(0.20)
Net realized and unrealized
gain (loss) on investments	(3.49)	(4.83)	4.30	1.90	2.82
Total from
investment operations	(3.67)	(4.99)	4.18	1.77	2.62
Less distributions
From net realized gain	(1.81)	(0.17)	--	--	--
Net asset value, end of period	$16.59	$11.43	$15.61	$17.38	$20.00
Total return[3] (%)	(18.02)	(30.44)	36.57	11.34[4]	15.07[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$353	$201	$220	$213	$214
Ratio of expenses
to average net assets (%)	1.35	1.58	1.83	1.48	1.42
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	--	1.51	1.47
Ratio of net investment loss
to average net assets (%)	(0.95)	(1.00)	(0.91)	(0.79)	(1.05)
Portfolio turnover (%)	66	44	52	54	38

See notes to financial statements.

18

F I N A N C I A L    H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$21.51	$16.02	$10.96	$14.85	$16.43
Net investment loss[2]	(0.31)	(0.26)	(0.19)	(0.24)	(0.31)
Net realized and unrealized
gain (loss) on investments	(3.37)	(4.63)	4.08	1.82	2.65
Total from
investment operations	(3.68)	(4.89)	3.89	1.58	2.34
Less distributions
From net realized gain	(1.81)	(0.17)	--	--	--
Net asset value, end of period	$16.02	$10.96	$14.85	$16.43	$18.77
Total return[3] (%)	(18.58)	(30.90)	35.49	10.64[4]	14.24[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$288	$175	$191	$168	$140
Ratio of expenses
to average net assets (%)	2.05	2.28	2.53	2.18	2.12
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	--	2.21	2.17
Ratio of net investment loss
to average net assets (%)	(1.65)	(1.70)	(1.61)	(1.48)	(1.75)
Portfolio turnover (%)	66	44	52	54	38

See notes to financial statements.

19

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01[1]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$21.51	$16.02	$10.96	$14.86	$16.43
Net investment loss[2]	(0.30)	(0.26)	(0.20)	(0.24)	(0.31)
Net realized and unrealized
gain (loss) on investments	(3.38)	(4.63)	4.10	1.81	2.65
Total from
investment operations	(3.68)	(4.89)	3.90	1.57	2.34
Less distributions
From net realized gain	(1.81)	(0.17)	--	--	--
Net asset value, end of period	$16.02	$10.96	$14.86	$16.43	$18.77
Total return[3] (%)	(18.58)	(30.90)	35.58	10.57[4]	14.24[4]

Ratios and supplemental data
Net assets, end of period
(in millions)	$96	$63	$74	$59	$48
Ratio of expenses
to average net assets (%)	2.05	2.28	2.52	2.17	2.12
Ratio of adjusted expenses
to average net assets[5] (%)	--	--	--	2.20	2.17
Ratio of net investment loss
to average net assets (%)	(1.62)	(1.70)	(1.61)	(1.47)	(1.75)
Portfolio turnover (%)	66	44	52	54	38

See notes to financial statements.

20

F I N A N C I A L    H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-01[1,6]	10-31-02[1]	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$20.44	$16.61	$11.53	$15.86	$17.77
Net investment loss[2]	--[7]	(0.09)	(0.02)	(0.03)	(0.10)
Net realized and unrealized
gain (loss) on investments	(3.83)	(4.82)	4.35	1.94	2.89
Total from
investment operations	(3.83)	(4.91)	4.33	1.91	2.79
Less distributions
From net realized gain	--	(0.17)	--	--	--
Net asset value, end of period	$16.61	$11.53	$15.86	$17.77	$20.56
Total return[3] (%)	(18.74)[8]	(29.91)	37.55	12.04	15.70

Ratios and supplemental data
Net assets, end of period
(in millions)	--[9]	$14	$17	$21	$25
Ratio of expenses
to average net assets (%)	0.87[10]	1.28	1.03	0.86	0.87
Ratio of net investment loss
to average net assets (%)	(0.06)[10]	(0.69)	(0.12)	(0.19)	(0.50)
Portfolio turnover (%)	66	44	52	54	38

See notes to financial statements.

21

F I N A N C I A L   H I G H L I G H T S

CLASS R SHARES

Period ended	10-31-03[6]	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$13.51	$15.60	$17.35
Net investment loss[2]	(0.03)	(0.16)	(0.20)
Net realized and unrealized
gain on investments	2.12	1.91	2.81
Total from
investment operations	2.09	1.75	2.61
Less distributions
Net asset value, end of period	$15.60	$17.35	$19.96
Total return[3] (%)	15.47[8]	11.22	15.04

Ratios and supplemental data
Net assets, end of period
(in millions)	--[9]	--[9]	$2
Ratio of expenses
to average net assets (%)	1.66[10]	1.62	1.44
Ratio of net investment loss
to average net assets (%)	(0.86)[10]	(0.96)	(1.07)
Portfolio turnover (%)	52	54	38

[1] Audited by previous auditor.
[2] Based on the average of the shares outstanding.
[3] Assumes dividend reinvestment and does not reflect the effect of sales charges.
[4] Total returns would have been lower had certain expenses not been reduced during the periods shown.
[5] Does not take into consideration expense reductions during the periods shown.
[6] Class I and Class R shares began operations on 8-15-01 and 8-5-03, respectively.
[7] Less than $0.01 per share.
[8] Not annualized.
[9] Less than $500,000.
[10] Annualized.

See notes to financial statements.

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Small Cap Equity Fund (the “Fund”) is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C, Class I and Class R shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies
of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluc-tuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I and Class R shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Options

The Fund may enter into option contracts. Equity options will generally be valued at the last quoted sales price on the exchange on which they are primarily traded. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or “notional”) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if coun-terparties do not perform under the contracts’ terms (“credit risk”) or if the Fund is unable to offset a contract with a counterparty on a timely basis (“liquidity risk”). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Short sales

The Fund, in “selling short”, sells borrowed securities, which must at some date be repurchased and returned to the lender. The risk associated with this practice is that, if the market value of securities sold short increases, the Fund may realize losses upon repurchase at prices which may exceed the prices used in

Written options for the year ended October 31, 2005, were as follows:

		NUMBER OF CONTRACTS		PREMIUMS RECEIVED

Outstanding, beginning of period		950		$152,554
Options written		11,180		1,900,646
Option closed		(3,585)		(730,124)
Options expired		(3,804)		(557,742)
Options exercised		(2,691)		(364,790)
Outstanding, end of period		2,050		$400,544

Summary of written options outstanding on October 31, 2005:

	NUMBER OF	EXERCISE	EXPIRATION
NAME OF ISSUER	CONTRACTS	PRICE	DATE	VALUE

CALLS
ATP Oil & Gas Corp.	200	$30.00	November 21, 2005	$49,000
ATP Oil & Gas Corp.	200	35.00	November 21, 2005	8,000
Allegheny Technology, Inc.	150	30.00	December 19, 2005	17,250
Aquantive, Inc.	100	22.50	December 19, 2005	12,000
Grant Prideco, Inc.	200	30.00	November 21, 2005	180,000
Grant Prideco, Inc.	150	40.00	November 21, 2005	17,250
Headwaters, Inc.	400	35.00	November 21, 2005	12,000
KCS Energy, Inc.	250	25.00	November 21, 2005	18,000
KCS Energy, Inc.	100	30.00	November 21, 2005	4,500
Superior Energy Services, Inc.	150	20.00	December 19, 2005	23,250
XM Satellite Radio Holdings, Inc.	150	35.00	November 21, 2005	750
Total	2,050			$342,000

determining the liability on the Fund’s Statement of Assets and Liabilities. Further, in unusual circumstances, the Fund may be unable to repurchase securities to close its short positions except at prices above those previously quoted in the market.

Forward foreign currency
exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of coun-terparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on October 31, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $236,994,806 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryfor-ward expires as follows: October 31, 2010 --$171,437,176 and October 31, 2011 --$65,557,630. Availability of a certain amount of the losscarryforward, which was acquired on June 28, 2002, in a merger with John Hancock Small Cap Equity Fund Y, may be limited in a given year.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the years ended October 31, 2004 and October 31, 2005.  Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, the Fund had no distributable earnings on a tax basis.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B
Management fee and
transactions with
affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, until June 30, 2005, the Fund paid a monthly management fee to the Adviser at an annual rate of 0.70% of the Fund’s average daily net asset value. Effective July 1, 2005, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,000,000,000 of the Fund’s average daily net asset value and (b) 0.685% of Fund’s average daily net asset value in excess of $1,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class R pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value, 1.00% of Class B and Class C average daily net asset value and 0.50% of Class R average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances. In addition, under a Service Plan for Class R shares, the Fund pays up to 0.25% of Class R average daily net asset value for certain other services.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $198,943 with regard to sales of Class A shares. Of this amount, $17,386 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $164,088 was paid as sales commissions to unrelated broker-dealers and $17,469 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $484,908 for Class B shares and $6,303 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares the Fund pays a monthly transfer agent fee at a total annual rate of 0.05% of Class I average daily net asset value. For Class R shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of the Class R average net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $197,902 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $105,677. The Fund also paid the adviser the amount of $643 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 7,402 Class R shares of bene-ficial interest of the Fund on October 31, 2005.

Mr. James R. Boyle is an offi-cer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of other unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset arealways equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

Note C Fund share transactions
This listing illustrates the number of Fund shares sold and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	4,354,941	$73,506,236	2,647,693	$49,997,608
Repurchased	(6,213,844)	(105,220,155)	(4,212,760)	(79,223,142)
Net decrease	(1,858,903)	($31,713,919)	(1,565,067)	($29,225,534)

Class B shares
Sold	1,324,621	$21,198,527	464,907	$8,239,959
Repurchased	(4,001,520)	(63,865,487)	(3,207,103)	(56,746,187)
Net decrease	(2,676,899)	($42,666,960)	(2,742,196)	($48,506,228)

Class C shares
Sold	837,184	$13,631,792	190,953	$3,372,927
Repurchased	(2,240,237)	(35,709,497)	(1,227,821)	(21,758,177)
Net decrease	(1,403,053)	($22,077,705)	(1,036,868)	($18,385,250)

Class I shares
Sold	321,910	$5,576,219	269,162	$5,317,353
Repurchased	(242,946)	(4,166,792)	(245,884)	(4,814,989)
Net increase	78,964	$1,409,427	23,278	$502,364

Class R shares
Sold	5,226	$86,789	89,641	$1,671,883
Repurchased	(265)	(4,370)	(16,932)	(322,101)
Net increase	4,961	$82,419	72,709	$1,349,782

Net decrease	(5,854,930)	($94,966,738)	(5,248,144)	($94,264,866)

Note D Investment transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $169,942,326 and $260,038,092, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $347,980,757. Gross unrealized appreciation and depreciation of investments aggregated $114,221,394 and $32,123,146, respectively, resulting in net unrealized appreciation of $82,098,248. The difference between book basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of these issuers during the year ended October 31, 2005, is set forth below.

	Beginning	Ending
	share	share	Realized	Dividend	Ending
Affiliate	amount	amount	gain	income	value

Galaxy Nutritional Foods, Inc.
sold: 77,000 shares	1,441,348	1,364,348	$275,497	--	$2,142,026
Electro-Optical Sciences, Inc.
bought: 597,200 shares	--	597,200	--	--	3,768,332

Totals			$275,497	--	$5,910,358

Note F
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $16,607, a decrease in accumulated net investment loss of $6,044,583 and a decrease in capital paid-in of $6,061,190. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation,net operating loss and foreign currency adjustments. The calculation of net investment loss per share in the Fund’s Financial Highlights excludes these adjustments.

Note G
Reorganization

On December 6, 2005, the Trustees approved the reorganization of John Hancock Small Cap Growth Fund into the Fund, subject to the approval by shareholders.

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 24,159,285 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	23,770,860	388,425
Richard P. Chapman, Jr.	23,770,390	388,895
William H. Cunningham	23,711,668	447,617
Ronald R. Dion	23,765,775	393,510
Charles L. Ladner	23,771,896	387,389
Dr. John A. Moore	23,723,384	435,901
Patti McGill Peterson	23,718,651	440,634
Steven Pruchansky	23,770,090	389,195
James A. Shepherdson*	23,727,576	431,709
* Mr. James A. Shepherdson resigned effective July 15, 2005.

AUDITORS’ REPORT Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Small Cap Equity Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights, present fairly, in all material respects, the financial position of John Hancock Small Cap Equity Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Boston, Massachusetts December 14, 2005

TAX INFORMATION Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Small Cap Equity Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust II (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Small Cap Equity Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the Adviser’s compliance department,  (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality
of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that, except for the three-year time period, the performance of the Fund was higher than the median and average performance of its Universe and the performance of one of its benchmark indexes, the Lipper Small-Cap Growth Funds Index, for the time periods under review. The Board also noted that, except for the ten-year time period, the performance of the Fund was lower than the performance of its other benchmark index, the Russell 2000 Index, for the time periods under review.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was lower than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that the total operating expense ratio of the Fund was not appreciably higher than the Peer Group’s and was lower than Universe’s median total operating expense ratio.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to the addition of breakpoints to the Advisory Agreement Rate.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	1994	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank – Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	1996	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	1996	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1994
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments –
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments – Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

Notes to Trustees and Officers pages
The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
The Statement of Additional Information of the Fund includes additional information about members of the
Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.
[1] Each Trustee serves until resignation, retirement age or until his or her successor is elected.
[2] Member of Audit Committee.
[3] Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone	On the Fund’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Investment adviser	Custodian	Legal counsel
John Hancock Advisers, LLC	The Bank of New York	Wilmer Cutler Pickering
601 Congress Street	One Wall Street	Hale and Dorr LLP
Boston, MA 02210-2805	New York, NY 10286	60 State Street
Boston, MA 02109-1803
Principal distributor	Transfer agent
John Hancock Funds, LLC	John Hancock Signature	Independent registered
601 Congress Street	Services, Inc.	public accounting firm
Boston, MA 02210-2805	1 John Hancock Way,	PricewaterhouseCoopers LLP
	Suite 1000	125 High Street
	Boston, MA 02217-1000	Boston, MA 02110

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line

www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Small Cap Equity Fund.

3700A 10/05 12/05

JOHN HANCOCK

Financial Industries Fund

10.31.2005 Annual Report

John Hancock

JOHN HANCOCK FUNDS

To Our Shareholders,

I am pleased to be writing to you as the new President and Chief Executive Officer of John Hancock Funds, LLC, following the departure of James A. Shepherdson to pursue other opportunities. In addition, on July 25, 2005, your fund’s Board of Trustees appointed me to the roles of President and Chief Executive Officer of your fund.

As a means of introduction, I have been involved in the mutual fund industry since 1985. I have been with John Hancock Funds for the last 15 years, most recently as executive vice president of retail sales and marketing and a member of the company’s executive and investment committees. In my former capacity, I was responsible for all aspects of the distribution and marketing of John Hancock Funds’ open-end and closed-end funds. Outside of John Hancock, I have served as Chairman of the Investment Company Institute (ICI) Sales Force Marketing Committee since September 2003.

It is an exciting time to be at John Hancock Funds, and I am grateful for the opportunity to lead and shape its future growth. With the acquisition of John Hancock by Manulife Financial Corporation in April 2004, we are receiving broad support toward the goal of providing our shareholders with excellent investment opportunities and a more complete lineup of choices for the discerning investor.

For one example, we have recently added five “Lifestyle Portfolio” funds-of-funds that blend multiple fund offerings from internal and external money managers to create a broadly diversified asset allocation portfolio. Look for more information about these exciting additions to the John Hancock family of funds in the near future.

Although there has been a change in executive-level management, rest assured that the one thing that never wavers is John Hancock Funds’ commitment to placing the needs of shareholders above all else. We are all dedicated to the task of working with you and your financial advisors to help you reach your long-term financial goals.

Sincerely,

Keith F. Hartstein,

President and Chief Executive Officer

Your fund at a glance
page 1

Managers’ report
page 2

A look at performance
page 6

Growth of $10,000
page 7

Your expenses
page 8

Fund’s investments
page 10

Financial statements
page 14

Trustees & officers
page 33

For more information

This commentary reflects the CEO’s views as of October 31, 2005. They are subject to change at any time.

  Over the last twelve months
  The stock market advanced in fits and starts as investors grappled with historic high gas prices, rising interest rates and solid economic data.
  Financial stocks performed in line with the broad market, with bank stocks lagging as higher interest rates put pressure on margins.
  The Fund benefited from it overweights in the good-performing market-sensitive sectors such as investment bankers, asset managers and trust banks.

YOUR FUND AT A GLANCE

The Fund seeks capital appreciation by normally invest- ing at least 80% of its assets in stocks of U.S. and foreign financial services companies of any size.

Total returns for the Fund are at net asset value with all distributions reinvested.
These returns do not reflect the deduction of the maximum sales charge, which would reduce the performance shown above.

Top 10 holdings
5.2%	Merrill Lynch & Co., Inc.
5.0%	Citigroup, Inc.
4.1%	State Street Corp.
3.5%	JPMorgan Chase & Co.
3.5%	Wachovia Corp.
3.5%	Bank of America Corp.
3.4%	Prudential Financial, Inc.
3.4%	Goldman Sachs Group, Inc. (The)
3.4%	American International Group, Inc.
3.3%	Wells Fargo & Co.

As a percentage of net assets on October 31, 2005.

1

BY JAMES K. SCHMIDT, CFA, LISA A. WELCH AND THOMAS M. FINUCANE, PORTFOLIO MANAGERS

MANAGERS’ REPORT

JOHN HANCOCK

Financial Industries Fund

The stock market advanced in a choppy fashion over the last 12 months, buffeted by rising short-term interest rates, mixed, but basically solid, economic data and oil prices that rose to historic highs. Throughout the period, investors struggled with concerns that rising rates and energy costs would spark inflation, stall economic growth and hurt corporate profits. The period began in the midst of a strong rally in the fourth quarter of 2004 and became more dicey in 2005 as investors grew increasingly wary. But largely on the strength of the market’s rally in November and December 2004, and brief rallies in the summer on better-than-expected corporate earnings, the market managed to produce a decent return for the period. For the 12 months ending October 31, 2005, the broad market, as measured by the Standard & Poor’s 500 Index, returned 8.72% .

“Financial stocks as a group kept pace with the broad market...”

Financial stocks as a group kept pace with the broad market, as the Standard & Poor’s 500 Financial Index returned 8.99% . The gains were based primarily on the strength of the investment bankers, asset managers and trust and custody banks. They benefited from the resilient markets that were fertile ground for increased merger and acquisitions activity and debt and equity issuance. Banks were the laggards in an interest rate environment that saw short-term rates rise at the hands of the Federal Reserve, which was intent on preventing inflation. At the same time, longer-term rates, in uncharacteristic fashion, did not move up as much, making for a flatter yield curve, which put pressure on bank margins. Life and health insurance companies did well all year as they turned in good results and were viewed as safe havens that had little taint of scandal or negative news headlines.

Fund Performance

For the year ending October 31, 2005, John Hancock Financial Industries Fund’s Class A, Class B, Class C and Class I shares posted total returns of 12.57%, 11.75%, 11.75% and 13.17%, respectively, at net asset value. These results compared favorably with the average

2

financial services fund’s 8.98% return, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund’s performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. See pages six and seven for historical performance information.

Fund positioning produces results

Early in the period, we began positioning the Fund to benefit from better capital-markets activity. We significantly reduced our stake in traditional banks, believing that their valuations were stretched after a long run up and that the interest rate environment was increasingly challenging. We also pared back our weight in mortgage and mortgage-related companies whose businesses were also vulnerable to a rising interest rate environment. Finally, we increased our exposure to capital-markets companies, by establishing or increasing our positions in asset managers such as Franklin Resources, Inc. and Alliance Capital Management, in investment bankers Lehman Brothers Holdings, Inc. and Goldman Sachs Group, Inc. and in trust banks Bank of New York, Co., Inc. and State Street Corp.

Our strategy paid off, as our overweightings in asset managers, custodian banks and investment banking, and underweight in regional banks were the biggest contributors to Fund performance.

Capital-markets winners

Two of our top performers were investment bankers Lehman Brothers and Goldman Sachs. They benefited from a resurgence in merger and acquisitions activity that began late last year, and an unexpected surge in equity and debt issuance in the summer. That boosted earnings at Goldman Sachs, which was also rewarded for its deft and aggressive trading results. Lehman Brothers, always known for its fixed-income trading, has fleshed out its investment banking business, leading to better underwriting and market recognition of both its fundamentals and valuation. By contrast, JPMorgan Chase Co. was one of our biggest detractors for several reasons, including the fact that they lacked Goldman’s trading skills. They also were slower than expected in finishing the integration of their merger with

“...our overweightings in asset managers, custodian banks and investment banking, and under- weight in regional banks were the biggest contributors to Fund performance.”

3

Industry
distribution[2]
Investment banking
& brokerage -- 15%

Asset management
& custody
banks -- 13%

Diversified
banks -- 12%

Other diversified
financial
services -- 9%

Multi-line
insurance -- 8%

Life & health
insurance -- 8%

Consumer
finance -- 6%

Thrifts & mortgage
finance -- 6%

Regional
banks -- 5%

Reinsurance -- 5%

Property & casualty
insurance -- 4%

Data processing
& outsourced
services -- 3%

All others -- 4%

Bank One, much to the market’s displeasure, and have lingering issues from their involvement with Enron and WorldCom.

With asset managers, our overweight and stock selection also served us well. Some of the top contributors to performance were Franklin Resources, Inc., BlackRock, Inc. and Legg Mason, Inc., all of which continued to grow their asset base with strong inflows into their mutual funds. Legg Mason’s good performance also stemmed from its deal with Citigroup whereby it gave Citigroup its brokerage arm in exchange for Citigroup’s asset management group, virtually doubling Legg Mason’s assets under management. Custody bank State Street Corp. was another contributor that was lifted by better market activity and tighter expense controls.

Insurance helps

Life and health insurance companies produced some of the financial sector’s best results, and despite being underweighted versus the index, our strong stock selections in this group were beneficial. Prudential Financial, Inc., one of our top contributors, was recognized for its cost cutting and product rationalization efforts in the United States and its revenue growth overseas, particularly in Asia. Genworth Financial, Inc., a life and annuity company previously overlooked and underutilized when it was a part of General Electric, produced good results after breaking off from GE. After hurricane Katrina, the market began to warm to property and casualty companies such as ACE Ltd., a top Fund contributor, on the idea that the effect of the hurricane would be to shore up pricing, which had begun to deteriorate.

4

Laggards: banks/mortgage companies

Having an underweighted stake in banks, especially the smaller regional banks, was an added plus, as they were the sector laggards, struggling with margin compression and tougher revenue growth. What’s more, bank merger activity dried up, with many fewer deals done in the period than in the prior year. Several of the Fund’s worst detractors in this category were banks that reported sizeable shortfalls in interest revenues and missed their targets for quarterly earnings, such as bellwether banks Fifth Third Bancorp., Bank of America Corp. and Wachovia Corp. Other laggards were Fannie Mae, which we sold, and Freddie Mac, whose accounting woes kept them in the headlines.

“Looking forward, financial services stocks typically outperform once the Fed stops raising rates...”

Outlook

We continue to be cautiously optimistic about the prospects for financial stocks in the short term. Given the flat yield curve environment, continued high energy costs and fears that credit quality will deteriorate, we recently made a few adjustments to position the Fund more defensively, paring back somewhat our exposure to capital-market-sensitive names such as Citigroup and Merrill Lynch whose valuations have reached levels somewhat ahead of underlying fundamentals, in our view. Looking forward, financial services stocks typically outperform once the Fed stops raising rates, which could happen in the first half of 2006.

This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. The managers' statements reflect their own opinions. As such, they are in no way guarantees of future events, and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.
[1] Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.
2 As a percentage of net assets on October 31, 2005.

5

A LOOK AT PERFORMANCE

For the period ended October 31, 2005

	Class A	Class B	Class C	Class I1
Inception date	3-14-96	1-14-97	3-1-99	3-1-01

Average annual returns with maximum sales charge (POP)
One year	6.97%	6.75%	10.75%	13.17%

Five years	-0.75	-0.82	-0.42	--

Since inception	9.83	6.31	3.37	2.64

Cumulative total returns with maximum sales charge (POP)
One year	6.97	6.75	10.75	13.17

Five years	-3.69	-4.02	-2.09	--

Since inception	146.80	71.27	24.71	12.95

Performance figures assume all distributions are reinvested. Returns with maximum sales charge reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. The Class B shares’ CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I shares.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month-end, please call 1-800-225-5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

[1]	For certain types of investors as described in the Fund’s Class I share prospectuses.

6

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in two separate indexes.

GROWTH OF $10,000

	Class B1	Class C1	Class I2
Period beginning	1-14-97	3-1-99	3-1-01

Financial Industries Fund	$17,127	$12,471	$11,295

Index 1	17,980	10,806	10,506

Index 2	23,918	14,354	12,307

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class B, Class C and Class I shares, respectively, as of October 31, 2005. The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.
Standard & Poor’s 500 Index -- Index 1 -- is an unmanaged index that includes
500 widely traded common stocks.
Standard & Poor’s 500 Financial Index -- Index 2 -- is an unmanaged index designed to measure the financial sector of the S&P 500.
It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.
1 No contingent deferred sales charge applicable.
[2] For certain types of investors as described in the Fund’s Class I share prospectus.

7

YOUR EXPENSES

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses
As a shareholder of the Fund, you incur two types of costs:
* Transaction costs which include sales charges (loads) on
purchases or redemptions (varies by share class), minimum
account fee charge, etc.
* Ongoing operating expenses including management
fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005.

Account value		Expenses paid
$1,000.00	Ending value	during period
4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,100.50	$7.88
Class B	1,096.30	11.63
Class C	1,096.90	11.64
Class I	1,103.40	4.84

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at October 31, 2005 by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annual return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on April 30, 2005, with the same investment held until October 31, 2005. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

Account value		Expenses paid
$1,000.00	Ending value	during period
4-30-05	on 10-31-05	ended 10-31-05[1]

Class A	$1,017.70	$7.57
Class B	1,014.10	11.18
Class C	1,014.10	11.18
Class I	1,020.60	4.65

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund's annualized expense ratio of 1.48%, 2.20%, 2.19% and 0.92% for Class A, Class B, Class C and Class I, respectively, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year/365 or 366 (to reflect the one-half year period).

9

F I N A N C I A L S TAT E M E N T S

FUND’S INVESTMENTS

This schedule is divided into two main categories: common stocks and short-term investments. Common stocks are further broken down by industry group. Short-term investments, which represent the Fund’s cash position, are listed last.

Securities owned by the Fund on October 31, 2005

Issuer	Shares	Value

Common stocks 97.52%		$899,904,522
(Cost $595,458,782)
Asset Management & Custody Banks 12.57%		115,977,645

Affiliated Managers Group, Inc. (I) (L)	147,100	11,289,925

Alliance Capital Management Holding L.P.	85,000	4,499,050

Ameriprise Financial, Inc.	115,200	4,287,744

Bank of New York Co., Inc. (The)	557,500	17,444,175

BlackRock, Inc. (Class A)	120,000	11,376,000

Franklin Resources, Inc.	136,500	12,062,505

Legg Mason, Inc.	160,150	17,185,696

State Street Corp. (L)	685,000	37,832,550
Consumer Finance 5.66%		52,252,563

American Express Co.	577,500	28,742,175

Capital One Financial Corp. (L)	90,000	6,871,500

MBNA Corp.	368,400	9,419,988

SLM Corp. (L)	130,000	7,218,900
Data Processing & Outsourced Services 3.11%		28,726,974

First Data Corp.	195,000	7,887,750

Fiserv, Inc. (I)	321,800	14,056,224

Paychex, Inc. (L)	175,000	6,783,000
Diversified Banks 12.10%		111,624,527

Bank of America Corp. (L)	732,824	32,053,722

U.S. Bancorp.	577,000	17,067,660

Wachovia Corp. (L)	639,605	32,312,845

Wells Fargo & Co. (L)	501,500	30,190,300
Diversified Commercial Services 1.02%		9,391,616

Wright Express Corp. (I)	435,200	9,391,616

See notes to financial statements.

10

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Insurance Brokers 1.21%		$11,159,172

Marsh & McLennan Cos., Inc.	268,150	7,816,572

Willis Group Holdings Ltd. (Bermuda)	90,000	3,342,600
Investment Banking & Brokerage 14.61%		134,829,192

Ameritrade Holding Corp. (I)	362,950	7,632,838

Goldman Sachs Group, Inc. (The)	250,950	31,712,551

Lehman Brothers Holdings, Inc. (L)	232,500	27,823,275

Merrill Lynch & Co., Inc. (L)	743,100	48,108,294

Morgan Stanley	359,350	19,552,234
Life & Health Insurance 7.99%		73,758,260

AFLAC, Inc. (L)	207,800	9,928,684

Conseco, Inc. (I)	548,320	11,130,896

MetLife, Inc.	150,000	7,411,500

Prudential Financial, Inc.	437,000	31,809,230

Scottish Re Group Ltd. (Cayman Islands) (L)	549,000	13,477,950
Multi-Line Insurance 8.46%		78,046,208

American International Group, Inc.	488,600	31,661,280

Assurant, Inc.	156,700	5,985,940

Genworth Financial, Inc. (Class A) (L)	674,617	21,378,613

Hartford Financial Services Group, Inc. (The) (L)	238,500	19,020,375
Other Diversified Financial Services 9.21%		85,034,690

Citigroup, Inc.	1,003,000	45,917,340

JPMorgan Chase & Co.	890,500	32,610,110

National Financial Partners Corp.	143,870	6,507,240
Property & Casualty Insurance 4.41%		40,688,237

ACE Ltd. (Cayman Islands) (L)	203,000	10,576,300

Allstate Corp. (The)	266,500	14,068,535

Ambac Financial Group, Inc. (L)	131,350	9,311,402

Arch Capital Group Ltd. (Bermuda) (I)	136,000	6,732,000
Real Estate Investment Trusts 0.43%		3,928,860

Host Marriott Corp. (L)	234,000	3,928,860
Regional Banks 4.84%		44,695,397

City National Corp.	93,500	6,861,030

Fifth Third Bancorp.	179,775	7,221,562

M&T Bank Corp. (L)	145,500	15,652,890

North Fork Bancorp., Inc.	212,000	5,372,080

Zions Bancorp. (L)	130,500	9,587,835

See notes to financial statements.

11

F I N A N C I A L S TAT E M E N T S

Issuer	Shares	Value
Reinsurance 4.68%		$43,180,033

Assured Guaranty Ltd. (Bermuda)	432,460	9,678,455

Axis Capital Holdings Ltd. (Bermuda)	453,980	11,771,701

Max Re Capital Ltd. (Bermuda)	160,650	3,841,142

PartnerRe Ltd. (Bermuda)	195,500	12,457,260

RenaissanceRe Holdings Ltd. (Bermuda) (L)	143,500	5,431,475
Specialized Finance 0.91%		8,368,590

CIT Group, Inc.	183,000	8,368,590
Thrifts & Mortgage Finance 5.64%		52,076,508

Countrywide Financial Corp. (L)	254,500	8,085,465

Freddie Mac	307,000	18,834,450

Golden West Financial Corp. (L)	161,000	9,455,530

Hudson City Bancorp., Inc.	454,980	5,386,963

Radian Group, Inc.	125,000	6,512,500

Washington Mutual, Inc.	96,000	3,801,600
Trading Companies & Distributors 0.67%		6,166,050

GATX Corp.	165,000	6,166,050

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value

Short-term investments 23.11%			$213,241,342

(Cost $213,241,342)
Joint Repurchase Agreement 2.46%			22,690,000

Investment in a joint repurchase agreement transaction
with Barclays Capital, Inc. -- Dated 10-31-05 due
11-01-05 (secured by U.S. Treasury Inflation Indexed
Note 0.875% due 04-15-10 and 1.875%
due 07-15-13)	3.94%	$22,690	22,690,000

	Shares
Cash Equivalents 20.65%		190,551,342

AIM Cash Investment Trust (T)	190,551,342	190,551,342

Total investments 120.63%		$1,113,145,864

Other assets and liabilities, net (20.63%)		($190,362,528)

Total net assets 100.00%		$922,783,336

See notes to financial statements.

12

F I N A N C I A L S TAT E M E N T S

Notes to Schedule of Investments

(I)	Non-income-producing security.

(L)	All or a portion of this security is on loan as of October 31, 2005.

(T)	Represents investment of securities lending collateral.

Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.

13

F I N A N C I A L S TAT E M E N T S

ASSETS AND LIABILITIES

October 31, 2005

This Statement
of Assets and
Liabilities is the
Fund’s balance
sheet. It shows
the value of
what the Fund
owns, is due
and owes. You’ll
also find the net
asset value and
the maximum
offering price
per share.

Assets
Investments at value (cost $808,700,124) including
$186,815,041 of securities loaned	$1,113,145,864
Cash	927
Receivable for investments sold	4,568,963
Receivable for shares sold	66,085
Dividends and interest receivable	444,733
Other assets	86,188
Total assets	1,118,312,760

Liabilities
Payable for investments purchased	1,965,483
Payable for shares repurchased	1,812,625
Payable upon return of securities loaned	190,551,342
Payable to affiliates
Management fees	600,783
Distribution and service fees	79,122
Other	303,337
Other payables and accrued expenses	216,732
Total liabilities	195,529,424

Net assets
Capital paid-in	552,531,970
Accumulated net realized gain on investments and
foreign currency transactions	65,102,753
Net unrealized appreciation of investments and
translation of assets and liabilities
in foreign currencies	304,445,740
Accumulated net investment income	702,873
Net assets	$922,783,336

Net asset value per share
Based on net asset values and shares outstanding --
the Fund has an unlimited number of shares authorized
with no par value
Class A ($481,300,772 ÷ 24,686,487 shares)	$19.50
Class B ($417,775,081 ÷ 22,371,287 shares)	$18.67
Class C ($23,695,278 ÷ 1,269,490 shares)	$18.67
Class I ($12,205 ÷ 615 shares)	$19.85

Maximum offering price per share
Class A1 ($19.50 ÷ 95%)	$20.53

[1]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements.

14

F I N A N C I A L S TAT E M E N T S

OPERATIONS

For the year ended October 31, 2005

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$18,630,571
Interest	900,143
Securities lending	197,062
Total investment income	19,727,776

Expenses
Investment management fees	7,769,055
Class A distribution and service fees	1,097,206
Class B distribution and service fees	6,106,298
Class C distribution and service fees	262,160
Class A, B and C transfer agent fees	3,245,515
Class I transfer agent fees	6
Printing	255,178
Accounting and legal services fees	234,936
Custodian fees	157,969
Miscellaneous	58,486
Trustees’ fees	55,065
Professional fees	54,065
Registration and filing fees	34,546
Compliance fees	20,497
Securities lending fees	9,415
Interest	3,644
Total expenses	19,364,041
Less expense reductions	(432,916)
Net expenses	18,931,125
Net investment income	796,651

Realized and unrealized gain (loss)
Net realized gain on
Investments	88,856,310
Foreign currency transactions	3,890
Change in net unrealized appreciation (depreciation) of
Investments	24,608,740
Translation of assets and liabilities in foreign currencies	(5,878)
Net realized and unrealized gain	113,463,062
Increase in net assets from operations	$114,259,713

See notes to financial statements.

15

F I N A N C I A L S TAT E M E N T S

CHANGES IN NET ASSETS

These Statements
of Changes in Net
Assets show how
the value of the
Fund’s net assets
has changed
during the last
two periods. The
difference reflects
earnings less
expenses, any
investment
gains and losses,
distributions, if
any, paid to
shareholders and
the net of Fund
share transactions.

	Year	Year
	ended	ended
	10-31-04	10-31-05
Increase (decrease) in net assets

Increase (decrease) in net assets
From operations
Net investment income	$2,053,781	$796,651
Net realized gain	112,580,705	88,860,200
Change in net unrealized
appreciation (depreciation)	(45,454,414)	24,602,862
Increase in net assets resulting
from operations	69,180,072	114,259,713
Distributions to shareholders
From net investment income
Class A	--	(2,000,272)
Class I	--	(132)
From capital gain
Class A	--	(5,613,914)
Class B	--	(14,541,440)
Class C	--	(555,800)
Class I	--	(205)
	--	(22,711,763)
From Fund share transactions	(337,860,323)	(258,635,402)

Net assets
Beginning of period	1,358,551,039	1,089,870,788
End of period[1]	$1,089,870,788	$922,783,336

1 Includes accumulated net investment income of $1,899,755 and $702,873, respectively.

See notes to financial statements.

16

F I N A N C I A L H I G H L I G H T S

FINANCIAL HIGHLIGHTS

CLASS A SHARES

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$20.15	$15.38	$14.27	$16.78	$17.76
Net investment income[1]	0.03	0.02	0.07	0.12	0.09
Net realized and unrealized
gain (loss) on investments	(4.80)	(0.77)	2.44	0.86	2.10
Total from
investment operations	(4.77)	(0.75)	2.51	0.98	2.19
Less distributions
From net investment income	--	--	--	--	(0.12)
From net realized gain	--	(0.36)	--	--	(0.33)
	--	(0.36)	--	--	(0.45)
Net asset value,
end of period	$15.38	$14.27	$16.78	$17.76	$19.50
Total return[2] (%)	(23.67)	(5.19)[3]	17.59	5.84[3]	12.57[3]

Ratios and supplemental data
Net assets, end of period
(in millions)	$468	$357	$345	$304	$481
Ratio of expenses
to average net assets (%)	1.37	1.50	1.55	1.45	1.44
Ratio of adjusted expenses
to average net assets[4] (%)	--	1.51	--	1.48	1.48
Ratio of net investment income
to average net assets (%)	0.16	0.13	0.49	0.68	0.50
Portfolio turnover (%)	135	70	66	29	14

See notes to financial statements.

17

F I N A N C I A L H I G H L I G H T S

CLASS B SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$19.88	$15.07	$13.88	$16.20	$17.03
Net investment loss[1]	(0.09)	(0.09)	(0.03)	--[5]	(0.03)
Net realized and unrealized
gain (loss) on investments	(4.72)	(0.74)	2.35	0.83	2.00
Total from
investment operations	(4.81)	(0.83)	2.32	0.83	1.97
Less distributions
From net realized gain	--	(0.36)	--	--	(0.33)
Net asset value,
end of period	$15.07	$13.88	$16.20	$17.03	$18.67
Total return[2] (%)	(24.20)	(5.85)[3]	16.71	5.12[3]	11.75[3]

Ratios and supplemental data
Net assets, end of period
(in millions)	$1,438	$1,058	$977	$757	$418
Ratio of expenses
to average net assets (%)	2.03	2.20	2.25	2.15	2.14
Ratio of adjusted expenses
to average net assets[4] (%)	--	2.21	--	2.18	2.18
Ratio of net investment loss
to average net assets (%)	(0.50)	(0.57)	(0.22)	(0.02)	(0.16)
Portfolio turnover (%)	135	70	66	29	14

See notes to financial statements.

18

F I N A N C I A L H I G H L I G H T S

CLASS C SHARES

Period ended	10-31-01	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$19.87	$15.06	$13.87	$16.19	$17.03
Net investment loss[1]	(0.09)	(0.09)	(0.03)	--[5]	(0.03)
Net realized and unrealized
gain (loss) on investments	(4.72)	(0.74)	2.35	0.84	2.00
Total from
investment operations	(4.81)	(0.83)	2.32	0.84	1.97
Less distributions
From net realized gain	--	(0.36)	--	--	(0.33)
Net asset value,
end of period	$15.06	$13.87	$16.19	$17.03	$18.67
Total return[2] (%)	(24.21)	(5.85)[3]	16.73	5.19[3]	11.75[3]

Ratios and supplemental data
Net assets, end of period
(in millions)	$54	$40	$37	$29	$24
Ratio of expenses
to average net assets (%)	2.07	2.20	2.25	2.15	2.14
Ratio of adjusted expenses
to average net assets[4] (%)	--	2.21	--	2.18	2.18
Ratio of net investment loss
to average net assets (%)	(0.52)	(0.57)	(0.22)	(0.02)	(0.18)
Portfolio turnover (%)	135	70	66	29	14

See notes to financial statements.

19

F I N A N C I A L H I G H L I G H T S

CLASS I SHARES

Period ended	10-31-01[6]	10-31-02	10-31-03	10-31-04	10-31-05

Per share operating performance
Net asset value,
beginning of period	$18.50	$15.42	$14.40	$16.98	$18.07
Net investment income[1]	0.09	0.12	0.17	0.22	0.20
Net realized and unrealized
gain (loss) on investments	(3.17)	(0.78)	2.41	0.87	2.13
Total from
investment operations	(3.08)	(0.66)	2.58	1.09	2.33
Less distributions
From net investment income	--	--	--	--	(0.22)
From net realized gain	--	(0.36)	--	--	(0.33)
	--	(0.36)	--	--	(0.55)
Net asset value,
end of period	$15.42	$14.40	$16.98	$18.07	$19.85
Total return[2] (%)	(16.65)[7]	(4.58)[3]	17.92	6.42	13.17

Ratios and supplemental data
Net assets, end of period
(in millions)	$1	$1	--[8]	--[8]	--[8]
Ratio of expenses
to average net assets (%)	0.88[9]	0.89	0.90	0.91	0.91
Ratio of adjusted expenses
to average net assets[4] (%)	--	0.90	--	--	--
Ratio of net investment income
to average net assets (%)	0.73[9]	0.74	1.15	1.21	1.04
Portfolio turnover (%)	135	70	66	29	14

1 Based on the average of the shares outstanding.

2 Assumes dividend reinvestment and does not reflect the effect of sales charges.

3 Total returns would have been lower had certain expenses not been reduced during the periods shown.

4 Does not take into consideration expense reductions during the periods shown.

5 Less than $0.01 per share.

6 Class I shares began operations on 3-1-01.

7 Not annualized.

8 Less than $500,000.

9 Annualized.

See notes to financial statements.

20

NOTES TO STATEMENTS

Note A
Accounting policies

John Hancock Financial Industries Fund (the “Fund”) is a diversified series of John Hancock Investment Trust II, an open-end management investment company registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B, Class C and Class I shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

Valuation of investments

Securities in the Fund’s portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, if quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost, which approximates market value. Investments in AIM Cash Investment Trust are valued at their net asset value each business day. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in “Foreign currency translation” below.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the “Adviser”), a wholly owned subsidiary of John Hancock Financial Services, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

21

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Investment transactions

Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes, which are accrued as applicable.

Class allocations

Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of expenses are directly identifiable to an individual fund. Expenses that are not readily identifi-able to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

Bank borrowings

The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate, with other funds managed by the Adviser, in an unsecured line of credit with banks, which permits borrowings of up to $250 million, collectively. Interest is charged to each fund based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2005.

Securities lending

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the

22

securities fail financially. At October 31, 2005, the Fund loaned securities having a market value of $186,815,041 collateralized by cash in the amount of $190,551,342. The cash collateral was invested in a short-term instrument. Securities lending expenses are paid by the Fund to the Adviser.

Forward foreign currency exchange contracts

The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund’s daily net asset value. The Fund records realized gains and losses at the time the forward foreign currency exchange contracts are closed out. Risks may arise upon entering these contracts from the potential inability of coun-terparties to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities.

The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transactions.

The Fund had no open forward foreign currency exchange contracts on October 31, 2005.

Federal income taxes

The Fund qualifies as a “regulated investment company” by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Dividends, interest and distributions

Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. There were no distributions during the year ended October 31, 2004. During the year ended October 31, 2005, the tax character of distributions paid was as follows: ordinary income $2,000,404 and long-term capital gain $20,711,359. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

As of October 31, 2005, the components of distributable earnings on a tax basis included $5,996,906 of undistributed ordinary income and $60,558,395 of undistributed long-term gain.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

23

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

Note B Management fee and transactions with affiliates and others

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund’s average daily net asset value, (b) 0.75% of the next $500,000,000, (c) 0.735% of the next $1,000,000,000 and (d) 0.725% of the Fund’s average daily net asset value in excess of $2,000,000,000.

The Fund has Distribution Plans with John Hancock Funds, LLC (“JH Funds”), a wholly owned subsidiary of the Adviser. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to reimburse JH Funds for the services it provides as distributor of shares of the Fund.

Accordingly, the Fund makes monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net asset value and 1.00% of Class B and Class C average daily net asset value. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the year ended October 31, 2005, JH Funds received net up-front sales charges of $146,194 with regard to sales of Class A shares. Of this amount, $21,684 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $88,631 was paid as sales commissions to unrelated broker-dealers and $35,879 was paid as sales commissions to sales personnel of Signator Investors, Inc. (“Signator Investors”), a related broker-dealer. The Adviser’s indirect parent, John Hancock Life Insurance Company (“JHLICo”), is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the year ended October 31, 2005, CDSCs received by JH Funds amounted to $596,124 for Class B shares and $920 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (“Signature Services”), an indirect subsidiary of JHLICo. For Class A, Class B and Class C shares, the Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net asset value, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund pays a monthly transfer agent fee at a total annual rate of

24

0.05% of Class I average daily net asset value. Signature Services agreed to voluntarily reduce the Fund’s asset-based portion of the transfer agent fee if the total transfer agent fee exceeds the Lipper, Inc. median transfer agency fee for comparable mutual funds by 0.05% . Accordingly, the transfer agent expense for Class A, Class B and Class C shares was reduced by $432,916 for the year ended October 31, 2005. Signature Services reserves the right to terminate this limitation at any time.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year amounted to $234,936. The Fund also paid the adviser the amount of $745 for certain publishing services, included in the printing fees. The Fund also reimbursed JHLICo for certain compliance costs, included in the Fund’s Statement of Operations.

The Adviser and other subsidiaries of JHLICo owned 615 Class I shares of benefi-cial interest of the Fund on October 31, 2005.

Mr. James R. Boyle is an offi-cer of certain affiliates of the Adviser, as well as affiliated Trustee of the Fund and is compensated by the Adviser and/or its affiliates. The  compensation of other unaf-filiated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

25

Note C Fund share transactions This listing illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

	Year ended 10-31-04		Year ended 10-31-05
	Shares	Amount	Shares	Amount

Class A shares
Sold	2,078,683	$36,463,451	12,847,916	$236,636,563
Distributions reinvested	--	--	389,027	6,955,808
Repurchased	(5,510,730)	(96,705,896)	(5,669,125)	(104,373,470)
Net increase (decrease)	(3,432,047)	($60,242,445)	7,567,818	$139,218,901

Class B shares
Sold	1,544,458	$25,987,636	472,469	$8,324,046
Distributions reinvested	--	--	767,827	13,237,343
Repurchased	(17,419,203)	(294,072,703)	(23,295,209)	(411,738,531)
Net decrease	(15,874,745)	($268,085,067)	(22,054,913)	($390,177,142)

Class C shares
Sold	189,553	$3,218,992	57,788	$1,018,395
Distributions reinvested	--	--	29,728	512,210
Repurchased	(754,953)	(12,751,803)	(521,791)	(9,207,766)
Net decrease	(565,400)	($9,532,811)	(434,275)	($7,677,161)

Net decrease	(19,872,192)	($337,860,323)	(14,921,370)	($258,635,402)

Note D
Investment
transactions

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the year ended October 31, 2005, aggregated $135,341,912 and $417,088,844, respectively.

The cost of investments owned on October 31, 2005, including short-term investments, for federal income tax purposes, was $809,404,050. Gross unrealized appreciation and depreciation of investments aggregated $305,627,203 and $1,885,389, respectively, resulting in net unrealized appreciation of $303,741,814. The difference between book basis and tax basis net unrealized appreciation of investments is attributable primarily to the tax deferral of losses on certain sales of securities.

Note E
Reclassification
of accounts

During the year ended October 31, 2005, the Fund reclassified amounts to reflect a decrease in accumulated net realized gain on investments of $22,993,621, an increase in accumulated net investment income of $6,871 and an increase in capital paid-in of $22,986,750. This represents the amounts necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2005. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus accounting principles generally accepted in the United States of America, book and tax differences in accounting for deferred compensation and certain foreign currency adjustments. The calculation of net investment income (loss) per share in the Fund’s Financial Highlights excludes these adjustments.

26

Shareholder meeting (unaudited)

On December 1, 2004, a Special Meeting of shareholders of the Fund was held to elect nine Trustees effective January 1, 2005.

Proxies covering 57,592,601 shares of beneficial interest were voted at the meeting.

The shareholders elected the following Trustees to serve until their respective successors are duly elected and qualified, with the votes tabulated as follows:

		W I T H H E L D
	F O R	A U T H O R I T Y

James F. Carlin	56,533,680	1,058,921
Richard P. Chapman, Jr.	56,534,948	1,057,653
William H. Cunningham	56,529,148	1,063,453
Ronald R. Dion	56,543,354	1,049,247
Charles L. Ladner	56,548,010	1,044,591
Dr. John A. Moore	56,550,340	1,042,261
Patti McGill Peterson	56,527,358	1,065,243
Steven R. Pruchansky	56,549,106	1,043,495
James A. Shepherdson*	56,549,045	1,043,556
* Mr. James A. Shepherdson resigned effective July 15, 2005.

27

AUDITORS’ REPORT

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of John Hancock Financial Industries Fund,

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Financial Industries Fund (the “Fund”) at October 31, 2005, the results of its operations, the changes in its net assets and the finan-cial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 2005

28

TAX INFORMATION

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended October 31, 2005.

The Fund designated distributions to shareholders of $43,702,160 as a long-term capital gain dividend.

With respect to the ordinary dividends paid by the Fund for the fiscal year ended October 31, 2005, 100% of the dividends qualify for the corporate dividends received deduction.

The Fund hereby designates the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. This amount will be reflected on Form 1099-DIV for the calendar year 2005.

Shareholders will be mailed a 2005 U.S. Treasury Department Form 1099-DIV in January 2006. This will reflect the total of all distributions that are taxable for calendar year 2005.

Board Consideration of and Continuation of Investment Advisory Agreement: John Hancock Financial Industries Fund

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board of Trustees (the “Board”) of John Hancock Investment Trust II (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), annually to review and consider the continuation of the investment advisory agreement (the “Advisory Agreement”) with John Hancock Advisers, LLC (the “Adviser”) for the John Hancock Financial Industries Fund (the “Fund”).

At meetings held on May 19-20 and June 6-7, 2005, the Board, including the Independent Trustees, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the continuation of the Advisory Agreement. During such meetings, the Board’s Contracts/Operations Committee and the Independent Trustees also met in executive sessions with their independent legal counsel. In evaluating the Advisory Agreement, the

Board, including the Contracts/Operations Committee and the Independent Trustees, reviewed a broad range of information requested for this purpose by the Independent Trustees, including but not limited to the following: (i) the investment performance of the Fund and a broader universe of relevant funds (the “Universe”) selected by Lipper Inc. (“Lipper”), an independent provider of investment company data, for a range of periods, (ii) advisory and other fees incurred by, and the expense ratios of, the Fund and a peer group of comparable funds selected by Lipper (the “Peer Group”), (iii) the advisory fees of comparable portfolios of other clients of the Adviser, (iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund, (v) breakpoints in the Fund’s and the Peer Group’s fees and a study undertaken at the direction of the Independent Trustees as to the allocation of the benefits of economies of scale between the Fund and the Adviser, (vi) the Adviser’s record of compliance with applicable laws and regulations, with the Fund’s investment policies and restrictions, and with the Fund’s Code of Ethics and the structure and responsibilities of the

Adviser’s compliance department, (vii) the background and experience of senior management and investment professionals, and (viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of the Adviser. In addition, the Board took into account the administrative services provided to the Fund by the Adviser and its affiliates.

The Board gave favorable consideration to the signifi-cant changes in investment personnel and processes designed to provide quality services to the Fund. Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser were sufficient to support renewal of the Advisory Agreement.

30

Fund performance

The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the performance of the Universe, as well as the Fund’s benchmark indexes. Lipper determined the Universe for the Fund. The Board reviewed with a representative of Lipper the methodology used by Lipper to select the funds in the Universe and the Peer Group.

The Board noted that the performance of the Fund was below the median and average performance of its Universe and the performance of its benchmark indexes, the Lipper Financial Services Funds Index and the S&P 500 Financial Trust Index, for the time periods under review. The Adviser discussed with the Board factors that contributed to the Fund’s under-performance and described changes in investment personnel and processes which have been and are being implemented with the objective of improving performance. The Board noted that the Fund’s most recent performance through May 31, 2005 was higher than the performance of its benchmark indexes. The Board evaluated the actions that had been taken and intends to continue to monitor the Fund’s performance trends to assess the effectiveness of these changes and whether other remedial changes are warranted.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services (the “Advisory Agreement Rate”). The Board received and considered information comparing the Advisory Agreement Rate with the advisory fees for the Peer Group. The Board noted that the Advisory Agreement Rate was not appreciably higher than the median rate of the Peer Group. The Board concluded that the Advisory Agreement Rate was reasonable in relation to the services provided.

The Board received and considered information regarding the Fund’s total operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, transfer agent fees and custodian fees, including and excluding Rule 12b-1 and non-Rule 12b-1 service fees. The Board also considered comparisons of these expenses to the expense information for the Peer Group and the Universe. The Board noted that, although the total operating expense ratio of the Fund was higher than the median total operating expense ratio of the Peer Group and the Universe, it was not appreciably so. It also noted that the most sig-nificant contributor to such difference was the Fund’s transfer agency expense, which was largely attributable to the Fund’s average account size, and which the transfer agent has taken steps to reduce.

The Adviser also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expense results and actions taken with the intention of improving the Fund’s performance supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affili-ates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

31

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual Funds, but rather are incurred across a variety of products and services.

To the extent the Board and the Adviser were able to identify actual or potential economies of scale from Fund-specific or allocated expenses, in order to ensure that any such economies continue to be reasonably shared with the Fund as its assets increase, the Adviser and the Board agreed to continue the existing breakpoints.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Advisory Agreement Rate was not unreasonable, taking into account fee rates offered to others by the Adviser and giving effect to differences in services covered by such fee rates.

Other benefits to the adviser

The Board received information regarding potential “fall-out” or ancillary bene-fits received by the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in the business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other finan-cial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, a detailed portfolio review, detailed fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreement.

32

TRUSTEES & OFFICERS

This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

Ronald R. Dion, Born: 1946	2005	53
Independent Chairman (since 2005); Chairman and Chief Executive Officer,
R.M. Bradley & Co., Inc.; Director, The New England Council and Massachusetts
Roundtable; Trustee, North Shore Medical Center; Director, Boston Stock
Exchange; Director, BJ’s Wholesale Club, Inc. and a corporator of the Eastern
Bank; Trustee, Emmanuel College; Director, Boston Municipal Research Bureau;
Member of the Advisory Board, Carroll Graduate School of Management at
Boston College.

James F. Carlin, Born: 1940	2005	53
Director and Treasurer, Alpha Analytical Inc. (analytical laboratory) (since 1985);
Part Owner and Treasurer, Lawrence Carlin Insurance Agency, Inc. (since 1995);
Part Owner and Vice President, Mone Lawrence Carlin Insurance Agency, Inc.
(since 1996); Director and Treasurer, Rizzo Associates (engineering) (until 2000);
Chairman and CEO, Carlin Consolidated, Inc. (management/investments) (since
1987); Director and Partner, Proctor Carlin & Co., Inc. (until 1999); Trustee,
Massachusetts Health and Education Tax Exempt Trust (since 1993); Director of the following: Uno Restaurant Corp. (until 2001), Arbella Mutual (insurance)
(until 2000), HealthPlan Services, Inc. (until 1999), Flagship Healthcare, Inc. (until
1999), Carlin Insurance Agency, Inc. (until 1999); Chairman, Massachusetts
Board of Higher Education (until 1999).

Richard P. Chapman, Jr.,[2] Born: 1935	1996	53
President and Chief Executive Officer, Brookline Bancorp Inc. (lending)
(since 1972); Director, Lumber Insurance Co. (insurance) (until 2000);
Chairman and Director, Northeast Retirement Services, Inc. (retirement administration) (since 1998).

William H. Cunningham, Born: 1944	2005	143
Former Chancellor, University of Texas System and former President of the
University of Texas, Austin, Texas; Chairman and CEO, IBT Technologies
(until 2001); Director of the following: The University of Texas Investment
Management Company (until 2000), Hire.com (until 2004), STC Broadcasting,
Inc. and Sunrise Television Corp. (electronic manufacturing) (until 2001),
Symtx, Inc. (electronic manufacturing) (since 2001), Adorno/Rogers Technology,
Inc. (until 2004), Pinnacle Foods Corporation (until 2003), rateGenius (Internet

33

Independent Trustees (continued)
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

William H. Cunningham, Born: 1944 (continued)	2005	143
service) (until 2003), Jefferson-Pilot Corporation (diversified life insurance company) (since 1985), New Century Equity Holdings (formerly Billing Concepts)
(until 2001), eCertain (until 2001), ClassMap.com (until 2001), Agile Ventures
(until 2001), LBJ Foundation (until 2000), Golfsmith International, Inc.
(until 2000), Metamor Worldwide (until 2000), AskRed.com (until 2001),
Southwest Airlines (since 2000) and Introgen (since 2000); Advisory Director,
Q Investments (until 2003); Advisory Director, Chase Bank (formerly Texas
Commerce Bank -- Austin) (since 1988), LIN Television (since 2002), WilTel
Communications (until 2003) and Hayes Lemmerz International, Inc.
(diversified automotive parts supply company) (since 2003).

Charles L. Ladner,[2] Born: 1938	2004	143
Chairman and Trustee, Dunwoody Village, Inc. (retirement services) (until 2003);
Senior Vice President and Chief Financial Officer, UGI Corporation (public utility holding company) (retired 1998); Vice President and Director for AmeriGas, Inc.
(retired 1998); Director of AmeriGas Partners, L.P. (until 1997) (gas distribution);
Director, EnergyNorth, Inc. (until 1995); Director, Parks and History Association
(since 2001).

John A. Moore,[2] Born: 1939	1996	53
President and Chief Executive Officer, Institute for Evaluating Health Risks,
(nonprofit institution) (until 2001); Chief Scientist, Sciences International (health research) (until 2003); Principal, Hollyhouse (consulting) (since 2000); Director,
CIIT (nonprofit research) (since 2002).

Patti McGill Peterson,[2] Born: 1943	1996	53
Executive Director, Council for International Exchange of Scholars and Vice
President, Institute of International Education (since 1998); Senior Fellow, Cornell
Institute of Public Affairs, Cornell University (until 1998); Former President of
Wells College and St. Lawrence University; Director, Niagara Mohawk Power
Corporation (until 2003); Director, Ford Foundation, International Fellowships
Program (since 2002); Director, Lois Roth Endowment (since 2002); Director,
Council for International Educational Exchange (since 2003).

Steven R. Pruchansky, Born: 1944	2005	53
Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc.
(since 2000); Director and President, Greenscapes of Southwest Florida, Inc.
(until 2000); Managing Director, JonJames, LLC (real estate) (since 2001);
Director, First Signature Bank & Trust Company (until 1991); Director, Mast
Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991).

34

Non-Independent Trustee[3]
Name, age		Number of
Position(s) held with Fund	Trustee	John Hancock
Principal occupation(s) and other	of Fund	funds overseen
directorships during past 5 years	since[1]	by Trustee

James R. Boyle, Born: 1959	2005	237
President, John Hancock Annuities; Executive Vice President, John Hancock
Life Insurance Company (since June, 2004); Chairman and Director, John
Hancock Advisers, LLC (the “Adviser”); John Hancock Funds, LLC (“John
Hancock Funds”) and The Berkeley Financial Group, LLC (“The Berkeley
Group”) (holding company) (since 2005); President U.S. Annuities; Senior
Vice President, The Manufacturers Life Insurance Company (U.S.A.) (prior to 2004).

Principal officers who are not Trustees
Name, age
Position(s) held with Fund		Officer
Principal occupation(s) and		of Fund
directorships during past 5 years		since

Keith F. Hartstein, Born: 1956		2005
President and Chief Executive Officer
Senior Vice President, Manulife Financial Corporation (since 2004); Director,
President and Chief Executive Officer, the Adviser and The Berkeley Group;
Director, President and Chief Executive Officer, John Hancock Funds; Director,
President and Chief Executive Officer, Sovereign Asset Management LLC
(“Sovereign”); Director, John Hancock Signature Services, Inc.; President, John
Hancock Trust; Chairman and President, NM Capital Management, Inc. (NM
Capital) (since 2005); Chairman, Investment Company Institute Sales Force
Marketing Committee (since 2003); Executive Vice President, John Hancock
Funds (until 2005).

William H. King, Born: 1952		1996
Vice President and Treasurer
Vice President and Assistant Treasurer, the Adviser; Vice President and Treasurer
of each of the John Hancock funds advised by the Adviser; Assistant Treasurer of each of the John Hancock funds (until 2001).

Francis V. Knox, Jr., Born: 1947		2005
Vice President and Chief Compliance Officer
Vice President and Chief Compliance Officer for John Hancock Investment
Company, John Hancock Life Insurance Company (U.S.A.), John Hancock Life
Insurance Company and John Hancock Funds (since 2005); Fidelity Investments --
Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004);
Fidelity Investments -- Vice President and Ethics & Compliance Officer (until 2001).

John G. Vrysen, Born: 1955		2005
Executive Vice President and Chief Financial Officer; Director, the Adviser,
The Berkeley Group and John Hancock Funds.
Executive Vice President and Chief Financial Officer, the Adviser, Sovereign,
The Berkeley Group and John Hancock Funds (since 2005); Vice President and
General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice
President, Operations, Manulife Wood Logan (July 2000 thru September 2004).

35

Notes to Trustees and Officers pages

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Fund and is available, without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee serves until resignation, retirement age or until his or her successor is elected.

[2] Member of Audit Committee.

3 Non-independent Trustees hold positions with the Fund’s investment adviser, underwriter and certain other affiliates.

36

For more information

The Fund’s proxy voting policies, procedures and records are available without charge, upon request:

By phone
1-800-225-5291

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

On the Fund’s Web site
www.jhfunds.com/proxy

Transfer agent
John Hancock Signature
Services, Inc.
1 John Hancock Way,
Suite 1000
Boston, MA 02217-1000

Legal counsel
Wilmer Cutler Pickering
Hale and Dorr LLP
60 State Street
Boston, MA 02109-1803

On the SEC’s Web site
www.sec.gov

Independent registered
public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

The Fund’s investment objective, risks, charges and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Funds at 1-800-225-5291, or visit the Fund’s Web site at www.jhfunds.com. Please read the prospectus carefully before investing or sending money.

How to contact us

Internet	www.jhfunds.com

Mail	Regular mail:	Express mail:
	John Hancock	John Hancock
	Signature Services, Inc.	Signature Services, Inc.
	1 John Hancock Way, Suite 1000	Mutual Fund Image Operations
	Boston, MA 02217-1000	380 Stuart Street
Boston, MA 02116

Phone	Customer service representatives	1-800-225-5291
	24-hour automated information	1-800-338-8080
	TDD line	1-800-554-6713

A listing of month-end portfolio holdings is available on our Web site, www.jhfunds.com. A more detailed portfolio holdings summary is available on a quarterly basis 60 days after the fiscal quarter on our Web site or upon request by calling 1-800-225-5291, or on the Securities and Exchange Commission’s Web site, www.sec.gov.

37

1-800-225-5291 1-800-554-6713 (TDD) 1-800-338-8080 EASI-Line www.jhfunds. com

Now available: electronic delivery www.jhfunds. com/edelivery

This report is for the information of the shareholders of John Hancock Financial Industries Fund.

7000A 10/05
           12/05

ITEM 2. CODE OF ETHICS.

As of the end of the period, October 31, 2005, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Senior Financial Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

The code of ethics was amended effective February 1, 2005 to address new Rule 204A-1 under the Investment Advisers Act of 1940 and to make other related changes.

The most significant amendments were:

(a) Broadening of the General Principles of the code to cover compliance with all federal securities laws.

(b) Eliminating the interim requirements (since the first quarter of 2004) for access persons to preclear their personal trades of John Hancock mutual funds. This was replaced by post-trade reporting and a 30 day hold requirement for all employees.

(c) A new requirement for “heightened preclearance” with investment supervisors by any access person trading in a personal position worth $100,000 or more.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Charles L. Ladner is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $89,850 for the fiscal year ended October 31, 2004 (broken out as follows: John Hancock Financial Industries Fund - $23,350, John Hancock Regional Bank Fund - $35,000 and John Hancock Small Cap Equity Fund - $31,500) and $96,345 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Financial Industries Fund - $26,525, John Hancock Regional Bank Fund - $36,735 and John Hancock Small Cap Equity Fund - $33,085). These fees were billed to the registrant and were approved by the registrant’s audit committee.

(b) Audit-Related Services

There were no audit-related fees during the fiscal year ended October 31, 2004 and fiscal year ended October 31, 2005 billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates").

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning (“tax fees”) amounted to $11,050 for the fiscal year ended October 31, 2004 (broken out as follows: John Hancock Financial Industries Fund - $3,150, John Hancock Regional Bank Fund - $3,700 and John Hancock Small Cap Equity Fund - $4,200) and $11,600 for the fiscal year ended October 31, 2005 (broken out as follows: John Hancock Financial Industries Fund - $3,300, John Hancock Regional Bank Fund - $3,900 and

John Hancock Small Cap Equity Fund - $4,400). The nature of the services comprising the tax fees was the review of the registrant’s income tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee. There were no tax fees billed to the control affiliates.

(d) All Other Fees

There were no other fees during the fiscal year ended October 31, 2004 and fiscal year ended October 31, 2005 billed to the registrant or to the control affiliates.

(e)(1) See attachment "Approval of Audit, Audit-related, Tax and Other Services", with the audit committee pre-approval policies and procedures.

(e)(2) There were no fees that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended October 31, 2004 and October 31, 2005 on behalf of the registrant or on behalf of the control affiliates that relate directly to the operations and financial reporting of the registrant.

(f) According to the registrant’s principal accountant, for the fiscal year ended October 31, 2004, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates for each of the last two fiscal years of the registrant were $67,512 for the fiscal year ended October 31, 2004 and $214,262 for the fiscal year ended October 31, 2005.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Dr. John A. Moore - Chairman
Richard P. Chapman, Jr.
Charles L. Ladner
Patti McGill Peterson

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders August recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached "John Hancock Funds - Administration Committee Charter" and “John Hancock Funds - Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Approval of Audit, Audit-related, Tax and Other Services is attached.

(c)(2) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds - Administration Committee Charter" and “John Hancock Funds - Governance Committee Charter”.

(c)(3) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: December 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein ------------------------------------- Keith F. Hartstein President and Chief Executive Officer Date: December 21, 2005

By: /s/ John G. Vrysen
-------------------------------------
John G. Vrysen
Executive Vice President and Chief Financial Officer

Date: December 21, 2005